PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 90.5%
ASSET-BACKED SECURITIES 20.1%
Automobile ABS 0.5%
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3	1.610%	04/22/24	5,500	$5,614,969

Collateralized Loan Obligations 19.6%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	1.337 (c)	07/15/26	501	499,796
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class A, 144A, 3 Month LIBOR + 2.210%	2.428 (c)	04/20/28	8,000	8,030,535
Allegro CLO IV Ltd. (Cayman Islands), Series 2016- 1A, Class AR, 144A, 3 Month LIBOR + 1.150%	1.387 (c)	01/15/30	6,924	6,889,282
Anchorage Capital CLO 7 Ltd. (Cayman Islands), Series 2015-7A, Class AR2, 144A, 3 Month LIBOR + 1.090%	1.312 (c)	01/28/31	5,000	4,960,571
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class AR, 144A, 3 Month LIBOR + 1.000%	1.222 (c)	07/28/28	1,330	1,326,645
Apres Static CLO 2 Ltd. (Cayman Islands), Series 2020-1A, Class A, 144A, 3 Month LIBOR + 2.500%	2.737 (c)	04/15/28	3,555	3,558,548
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.052 (c)	11/17/27	5,531	5,470,244
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	1.490 (c)	07/16/29	4,929	4,883,181
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.046 (c)	04/22/27	7,902	7,825,748
Avery Point VII CLO Ltd. (Cayman Islands), Series 2015-7A, Class AR, 144A, 3 Month LIBOR + 1.140%	1.377 (c)	01/15/28	1,750	1,741,927
Ballyrock CLO Ltd. (Cayman Islands), Series 2016- 1A, Class AR, 144A, 3 Month LIBOR + 1.350%	1.587 (c)	10/15/28	625	624,362
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	1.258 (c)	07/17/28	4,151	4,141,217
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	1.465 (c)	01/24/29	2,500	2,493,830
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.820%	1.038 (c)	01/17/28	5,313	5,290,676
Canyon CLO Ltd. (Cayman Islands), Series 2020- 1A, Class A, 144A, 3 Month LIBOR + 1.920%	2.157 (c)	07/15/28	7,893	7,937,850
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	1.067 (c)	01/27/28	357	356,338
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	1.618 (c)	10/18/26	160	159,423

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-4A, Class AR, 144A, 3 Month LIBOR + 1.250%	1.468%(c)	10/20/28	2,750	$2,739,558
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	1.195 (c)	04/24/31	2,000	1,985,496
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.219 (c)	04/23/29	5,000	4,980,260
Crown City CLO I (Cayman Islands), Series 2020- 1A, Class A1, 144A, 3 Month LIBOR + 2.050%	2.357 (c)	07/20/30	4,500	4,499,911
Crown Point CLO 9 Ltd. (Cayman Islands), Series 2020-9A, Class A, 144A, 3 Month LIBOR + 2.050%	2.279 (c)	07/14/32	1,000	1,001,473
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	1.467 (c)	10/15/29	1,250	1,242,484
Series 2015-4A, Class AR, 144A, 3 Month LIBOR + 0.990%	1.208 (c)	04/18/27	218	218,429
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	1.457 (c)	07/15/30	1,090	1,083,885
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class A, 144A, 3 Month LIBOR + 1.840%	2.077 (c)	04/15/29	3,080	3,019,549
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	1.080 (c)	01/16/26	242	242,173
Flatiron CLO Ltd. (Cayman Islands), Series 2015- 1A, Class AR, 144A, 3 Month LIBOR + 0.890%	1.127 (c)	04/15/27	362	360,404
Greywolf CLO II Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 144A, 3 Month LIBOR + 1.230%	1.467 (c)	10/15/29	10,000	9,957,131
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140%	1.358 (c)	01/20/28	3,971	3,964,881
Series 11A-17, Class AR, 144A, 3 Month LIBOR 1.020%	1.279 (c)	05/06/30	3,500	3,471,253
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	1.489 (c)	10/23/29	5,000	4,987,693
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	1.498 (c)	07/17/29	1,231	1,220,925
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	1.417 (c)	01/15/31	1,000	989,042
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	1.154 (c)	05/20/29	430	428,174
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	1.418 (c)	10/20/26	60	60,369
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	0.987 (c)	04/15/29	7,325	7,257,632

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Magnetite XVI Ltd. (Cayman Islands), Series 2015- 16A, Class AR, 144A, 3 Month LIBOR + 0.800%	1.018%(c)	01/18/28	2,467	$2,450,573
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	1.477 (c)	10/15/28	2,000	2,000,000
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.338 (c)	07/19/28	9,048	9,003,716
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	1.474 (c)	10/12/30	468	464,586
Mountain View CLO XIV Ltd. (Cayman Islands), Series 2019-1A, Class A1, 144A, 3 Month LIBOR + 1.490%	1.727 (c)	04/15/29	425	424,795
Oaktree CLO Ltd. (Cayman Islands), Series 2015- 1A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.088 (c)	10/20/27	3,085	3,070,620
Ocean Trails CLO 8 (Cayman Islands), Series 2020- 8A, Class A1, 144A, 3 Month LIBOR + 1.950%	2.225 (c)	07/15/29	5,000	5,024,606
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.150%	1.387 (c)	07/15/28	3,979	3,969,892
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	1.497 (c)	07/15/30	4,400	4,397,853
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 144A, 3 Month LIBOR + 1.080%	1.298 (c)	04/17/31	4,926	4,870,810
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	1.264 (c)	04/30/27	255	253,454
OZLM XIII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	1.294 (c)	07/30/27	314	310,722
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	1.348 (c)	01/17/31	1,250	1,242,728
Series 2015-1A, Class A1R2, 144A, 3 Month LIBOR + 1.220%	1.433 (c)	05/21/29	2,180	2,178,592
Series 2015-2A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	1.318 (c)	07/20/30	1,400	1,391,184
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.220%	1.441 (c)	11/14/29	2,500	2,487,804
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 144A, 3 Month LIBOR + 1.040%	1.264 (c)	02/20/30	9,873	9,800,721
Regatta Funding LP (Cayman Islands), Series 2013- 2A, Class A1R2, 144A, 3 Month LIBOR + 1.250%	1.487 (c)	01/15/29	750	749,705
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-1A, Class AFR2, 144A, 3 Month LIBOR + 1.250%	1.468 (c)	01/20/30	1,000	997,473
SCOF-2 Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	1.455 (c)	07/15/28	2,163	2,162,981
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	1.318 (c)	07/20/28	500	499,189

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.030%	1.243%(c)	07/29/29	5,500	$5,468,721
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	1.018 (c)	07/20/27	373	371,495
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018- 3R, Class A, 144A, 3 Month LIBOR + 0.840%	1.058 (c)	04/20/28	2,409	2,392,830
TICP CLO VI Ltd. (Cayman Islands), Series 2016- 6A, Class AR, 144A, 3 Month LIBOR + 1.200%	1.437 (c)	01/15/29	1,400	1,397,290
Trinitas CLO V Ltd. (Cayman Islands), Series 2016- 5A, Class AR, 144A, 3 Month LIBOR + 1.390%	1.605 (c)	10/25/28	1,997	1,992,508
Venture XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	1.117 (c)	07/15/27	914	903,921
Vibrant CLO V Ltd. (Cayman Islands), Series 2016- 5A, Class AR, 144A, 3 Month LIBOR + 1.250%	1.468 (c)	01/20/29	5,250	5,230,688
Voya CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1RR, 144A, 3 Month LIBOR + 1.020%	1.238 (c)	04/17/30	1,689	1,675,927
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	1.498 (c)	07/20/29	7,961	7,880,691
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	1.358 (c)	10/20/28	5,751	5,723,169
West CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 144A, 3 Month LIBOR + 0.870%	1.100 (c)	01/16/27	47	46,694
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.210%	1.428 (c)	07/20/28	6,000	6,001,244
Zais CLO 5 Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.530%	1.767 (c)	10/15/28	640	637,883
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	1.527 (c)	04/15/30	244	243,789
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	1.187 (c)	04/15/29	870	860,490

				218,480,239

TOTAL ASSET-BACKED SECURITIES (cost $223,819,251)				224,095,208

COMMERCIAL MORTGAGE-BACKED SECURITIES 17.0%
BANK,
Series 2017-BNK5, Class A1	1.909	06/15/60	1,107	1,111,595
Series 2017-BNK7, Class A1	1.984	09/15/60	62	62,299
Series 2017-BNK9, Class A1	2.322	11/15/54	621	628,994
Series 2018-BN14, Class A1	3.277	09/15/60	512	527,541
BBCMS Mortgage Trust, Series 2017-C1, Class A1	2.010	02/15/50	170	170,429
Benchmark Mortgage Trust,
Series 2018-B1, Class A1	2.560	01/15/51	631	637,961
Series 2018-B2, Class A2	3.662	02/15/51	975	1,017,744
Series 2018-B3, Class A2	3.848	04/10/51	960	1,016,290
Series 2018-B5, Class A2	4.077	07/15/51	800	857,969
CCUBS Commercial Mortgage Trust, Series 2017- C1, Class A1	2.288 (cc)	11/15/50	3,988	4,025,066
CD Mortgage Trust,

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-CD1, Class A1	1.443%	08/10/49	1,480	$1,482,710
Series 2017-CD3, Class A1	1.965	02/10/50	44	44,237
CFCRE Commercial Mortgage Trust, Series 2016- C7, Class A1	1.971	12/10/54	164	163,916
CGMS Commercial Mortgage Trust, Series 2017- B1, Class A1	2.008	08/15/50	568	569,582
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477	05/10/47	390	407,381
Series 2014-GC23, Class AAB	3.337	07/10/47	1,064	1,110,906
Series 2016-C1, Class A1	1.506	05/10/49	178	178,093
Series 2016-P4, Class A2	2.450	07/10/49	10,000	10,026,605
Series 2016-P5, Class A1	1.410	10/10/49	194	193,970
Series 2016-P6, Class A1	1.884	12/10/49	452	452,986
Series 2017-C4, Class A1	2.121	10/12/50	363	365,681
Series 2017-P8, Class A1	2.065	09/15/50	514	517,389
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853	10/15/45	2,704	2,781,172
Series 2012-CR5, Class A4	2.771	12/10/45	4,750	4,907,242
Series 2013-CR11, Class ASB	3.660	08/10/50	681	708,323
Series 2013-CR7, Class ASB	2.739	03/10/46	449	459,478
Series 2013-CR8, Class A4	3.334	06/10/46	2,582	2,721,870
Series 2013-CR8, Class A5	3.612 (cc)	06/10/46	5,081	5,417,928
Series 2014-CR17, Class ASB	3.598	05/10/47	525	547,646
Series 2014-UBS2, Class ASB	3.472	03/10/47	1,113	1,158,788
Series 2015-CR22, Class A3	3.207	03/10/48	2,000	2,041,486
Series 2015-CR23, Class ASB	3.257	05/10/48	1,892	1,986,319
Series 2015-CR24, Class ASB	3.445	08/10/48	3,461	3,650,090
Series 2015-CR27, Class A2	2.223	10/10/48	114	113,689
Series 2015-DC1, Class A2	2.870	02/10/48	194	195,048
Series 2015-LC23, Class A2	3.221	10/10/48	684	686,809
Series 2016-DC2, Class A1	1.820	02/10/49	45	45,057
Series 2017-COR2, Class A1	2.111	09/10/50	138	139,192
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A2	3.033	08/15/48	554	554,250
Series 2016-C5, Class ASB	3.533	11/15/48	4,174	4,455,668
Series 2017-C8, Class A1	1.930	06/15/50	985	990,226
DBJPM Mortgage Trust,
Series 2016-C3, Class A1	1.502	08/10/49	1,454	1,455,663
Series 2016-C3, Class A2	1.886	08/10/49	1,085	1,090,347
FNMA-Aces, Series 2017-M1, Class A1	2.497 (cc)	10/25/26	634	649,048
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526	08/10/46	7	7,344
Series 2014-GC22, Class AAB	3.467	06/10/47	674	704,093
Series 2016-GS3, Class A2	2.484	10/10/49	90	89,556
Series 2017-GS7, Class A1	1.950	08/10/50	1,185	1,190,103
Series 2018-GS9, Class A1	2.861	03/10/51	1,669	1,697,191
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB	3.144	05/15/45	1,064	1,081,875
Series 2012-C8, Class A3	2.829	10/15/45	3,024	3,108,639
JPMBB Commercial Mortgage Securities Trust,

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-C12, Class A4	3.363%	07/15/45	2,904	$3,042,379
Series 2013-C12, Class ASB	3.157	07/15/45	574	583,351
Series 2013-C14, Class ASB	3.761 (cc)	08/15/46	10,142	10,532,983
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	5,561	5,897,952
Series 2014-C25, Class ASB	3.407	11/15/47	4,773	5,026,435
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969	09/15/50	406	408,388
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081	10/15/50	30	29,864
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4	2.858	11/15/45	1,525	1,568,313
Series 2013-C12, Class ASB	3.824	10/15/46	7,132	7,421,127
Series 2013-C8, Class A4	3.134	12/15/48	4,750	4,955,591
Series 2013-C9, Class AAB	2.657	05/15/46	653	666,376
Series 2014-C19, Class ASB	3.326	12/15/47	7,174	7,542,167
Series 2015-C23, Class ASB	3.398	07/15/50	2,377	2,499,759
Series 2016-C31, Class A1	1.511	11/15/49	115	114,697
Series 2017-C34, Class A1	2.109	11/15/52	486	490,081
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A1	1.424	11/15/49	45	44,866
Series 2016-UB12, Class A2	2.932	12/15/49	5,310	5,369,604
Series 2018-H3, Class A2	3.997	07/15/51	1,000	1,067,362
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3	3.400	05/10/45	1,356	1,384,533
Series 2017-C4, Class A1	2.129	10/15/50	94	94,228
Series 2017-C5, Class A1	2.139	11/15/50	518	522,489
Series 2017-C6, Class A1	2.344	12/15/50	4,713	4,765,547
Series 2018-C11, Class A1	3.211	06/15/51	48	48,528
Series 2018-C8, Class A1	2.659	02/15/51	1,774	1,799,820
Series 2018-C8, Class A2	3.713	02/15/51	1,050	1,098,918
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4	3.091	08/10/49	9,730	10,056,163
Series 2012-C4, Class A5	2.850	12/10/45	10,000	10,348,560
Series 2013-C5, Class A4	3.185	03/10/46	8,311	8,665,168
Series 2013-C6, Class A4	3.244	04/10/46	6,654	6,956,890
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class ASB	3.928 (cc)	07/15/46	5,981	6,267,215
Series 2015-NXS2, Class A2	3.020	07/15/58	210	213,605
Series 2015-P2, Class A2B	4.842 (cc)	12/15/48	1,293	1,328,058
Series 2016-BNK1, Class A1	1.321	08/15/49	43	42,959
Series 2016-C34, Class ASB	2.911	06/15/49	5,000	5,285,720
Series 2016-C35, Class A1	1.392	07/15/48	62	62,333
Series 2016-C37, Class A1	1.944	12/15/49	376	376,741
Series 2016-NXS6, Class A1	1.417	11/15/49	1,363	1,364,165
Series 2017-C42, Class A1	2.338	12/15/50	992	1,001,390

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $188,895,867)				189,147,809

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 51.2%

Advertising 0.8%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	10/01/21	8,496	$8,735,833

Aerospace & Defense 0.1%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350	09/15/21	1,556	1,592,878

Agriculture 0.6%
Altria Group, Inc., Gtd. Notes	3.490	02/14/22	2,714	2,813,057
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375	07/23/23	1,000	1,025,546
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125	05/01/23	3,000	3,054,817

				6,893,420

Airlines 0.7%
Southwest Airlines Co., Sr. Unsec’d. Notes(a)	4.750	05/04/23	7,500	8,128,875

Apparel 0.7%
VF Corp., Sr. Unsec’d. Notes	2.050	04/23/22	8,000	8,176,162

Auto Manufacturers 1.7%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.540 (c)	12/10/21	750	751,073
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%	0.700 (c)	01/08/21	1,200	1,200,609
BMW US Capital LLC,
Gtd. Notes, 144A	1.850	09/15/21	1,668	1,685,612
Gtd. Notes, 144A	3.800	04/06/23	4,000	4,302,384
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.631 (c)	04/12/21	893	893,868
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	0.714 (c)	08/13/21	1,465	1,468,052
Daimler Finance North America LLC,
Gtd. Notes, 144A	3.000	02/22/21	1,500	1,508,308
Gtd. Notes, 144A, 3 Month LIBOR + 0.450%	0.663 (c)	02/22/21	4,690	4,692,686
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, 3 Month LIBOR + 0.940%	1.168 (c)	03/02/21	2,855	2,856,327

				19,358,919

Banks 13.2%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	0.803 (c)	08/27/21	500	501,911
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875	02/08/22	4,045	4,191,558
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000	05/13/21	1,225	1,250,903
Bank of Montreal (Canada), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	0.684 (c)	04/13/21	275	275,296
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.625	05/01/23	6,000	6,171,555
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	0.650	02/27/24	7,250	7,254,529
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700	05/12/22	5,000	5,090,576
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR + 0.800%	0.884 (c)	03/17/23	6,000	6,048,930

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citibank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.530%	3.165%(c)	02/19/22	3,000	$3,018,077
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.937 (c)	03/16/23	2,000	2,020,783
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.950 (c)	03/10/22	5,000	5,034,558
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes	3.125	04/26/21	2,000	2,023,049
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR + 0.450%	0.531 (c)	02/04/22	5,000	5,006,321
DIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	3.664	02/14/22	2,400	2,472,035
Fifth Third Bank NA, Sr. Unsec’d. Notes, BKNT	1.800	01/30/23	5,000	5,144,398
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	5.750	01/24/22	3,000	3,183,981
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%	1.250 (c)	03/15/21	925	927,087
Sr. Unsec’d. Notes, SOFR + 0.538%	0.627 (c)	11/17/23	5,000	5,011,813
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800	02/03/23	6,000	6,160,269
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.452	10/20/21	1,864	1,887,554
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	6.500	02/24/21	8,000	8,100,833
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	1.027 (c)	06/21/21	1,400	1,405,336
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	1,000	1,035,913
Morgan Stanley,
Sr. Unsec’d. Notes	2.750	05/19/22	3,000	3,103,419
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.615 (c)	10/24/23	4,750	4,841,454
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	2.500	01/12/21	1,600	1,604,056
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	3,000	3,057,675
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	3,750	3,745,313
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.250%	0.466 (c)	01/22/21	500	500,174
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.325%	0.530 (c)	02/24/23	3,000	3,003,939
RHB Bank Bhd (Malaysia), Sr. Unsec’d. Notes, EMTN	2.503	10/06/21	1,300	1,316,949
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.730%	0.944 (c)	02/01/22	5,050	5,088,413
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	0.881 (c)	11/15/21	1,000	1,005,053
Skysea International Capital Management Ltd. (British Virgin Islands), Gtd. Notes, EMTN	4.875	12/07/21	4,300	4,466,782

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.562%(c)	01/27/23	7,138	$7,158,724
Truist Bank,
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	0.812 (c)	05/17/22	3,000	3,018,564
Sr. Unsec’d. Notes, BKNT, SOFR + 0.730%	0.816 (c)	03/09/23	2,000	2,015,229
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.750	04/21/22	7,500	7,631,546
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	0.653 (c)	05/23/22	3,700	3,717,425
Wells Fargo Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.650%	2.082 (c)	09/09/22	8,000	8,102,106

				146,594,086

Beverages 0.8%
Keurig Dr Pepper, Inc., Gtd. Notes	3.551	05/25/21	3,259	3,309,316
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	5,500	5,515,880

				8,825,196

Biotechnology 0.5%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	0.750	09/29/23	3,000	3,007,868
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%	0.740 (c)	09/29/23	3,000	3,005,920

				6,013,788

Chemicals 0.7%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	1,000	1,046,116
CNAC HK Finbridge Co. Ltd. (Hong Kong), Gtd. Notes	4.125	03/14/21	3,750	3,765,898
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	3,000	3,095,361

				7,907,375

Coal 0.3%
Korea Resources Corp. (South Korea), Sr. Unsec’d. Notes	3.000	04/24/22	3,200	3,292,930

Commercial Services 0.8%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350	06/01/23	5,000	5,123,276
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800	05/01/21	4,000	4,085,483

				9,208,759

Computers 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,129,921
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.713 (c)	02/09/22	2,163	2,174,992
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	0.929 (c)	03/12/21	5,000	5,006,249
IBM Credit LLC, Sr. Unsec’d. Notes	2.650	02/05/21	2,000	2,008,413

				14,319,575

Diversified Financial Services 1.5%
AIG Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.650%	0.866 (c)	01/22/21	4,000	4,003,533
American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%	0.747 (c)	05/17/21	2,000	2,003,513

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	1.175%(c)	06/01/21	1,000	$991,950
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	2.375	09/15/21	5,000	5,032,168
Capital One Bank USA NA, Subordinated	3.375	02/15/23	4,000	4,237,708
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	0.533 (c)	05/21/21	350	350,336

				16,619,208

Electric 4.5%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	5.875	12/13/21	2,000	2,109,935
Sr. Unsec’d. Notes, EMTN	3.625	06/22/21	2,500	2,540,688
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	3.650	12/01/21	4,000	4,130,579
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	0.680 (c)	11/01/23	3,000	3,002,725
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600	11/01/21	750	772,065
CMS Energy Corp., Sr. Unsec’d. Notes	5.050	03/15/22	4,250	4,444,703
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	8,000	8,286,363
Duke Energy Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	0.721 (c)	05/14/21	250	250,475
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	2.750	04/06/23	2,940	3,078,486
Entergy Louisiana LLC	0.620	11/17/23	4,250	4,257,030
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900	04/01/22	2,500	2,583,126
Gtd. Notes, 3 Month LIBOR + 0.480%	0.700 (c)	05/04/21	3,925	3,931,792
PPL Electric Utilities Corp.	2.500	09/01/22	4,800	4,944,677
Saudi Electricity Global Sukuk Co. (Cayman Islands), Sr. Unsec’d. Notes	4.211	04/03/22	1,800	1,876,980
Xcel Energy, Inc., Sr. Unsec’d. Notes	2.600	03/15/22	3,520	3,618,912

				49,828,536

Food 3.1%
General Mills, Inc.,
Sr. Unsec’d. Notes	3.200	04/16/21	3,080	3,113,292
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	0.770 (c)	04/16/21	3,400	3,405,830
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	7,685	7,962,921
Mondelez International Holdings Netherlands BV (Netherlands), Gtd. Notes, 144A	2.000	10/28/21	2,000	2,027,406
Mondelez International, Inc., Sr. Unsec’d. Notes	0.625	07/01/22	8,000	8,032,246
Nestle Holdings, Inc., Gtd. Notes, 144A	0.375	01/15/24	5,000	4,994,457
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250	08/23/21	4,775	4,833,581

				34,369,733

Hand/Machine Tools 0.4%
Stanley Black & Decker, Inc., Gtd. Notes	3.400	12/01/21	4,000	4,091,273

Healthcare-Products 0.5%
Stryker Corp.,
Sr. Unsec’d. Notes	0.600	12/01/23	1,250	1,251,557

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes	2.625%	03/15/21	4,000	$4,019,261

				5,270,818

Holding Companies-Diversified 0.2%
Swire Pacific MTN Financing Ltd. (Cayman Islands), Gtd. Notes, EMTN	4.500	02/28/22	2,000	2,077,047

Household Products/Wares 0.7%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.783 (c)	06/24/22	8,000	8,031,763

Insurance 2.7%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	0.747 (c)	09/20/21	600	599,998
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	4,853	5,100,262
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	0.730 (c)	06/11/21	7,000	7,014,693
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.375	01/11/22	1,250	1,292,419
Sec’d. Notes, 144A	3.450	10/09/21	750	770,400
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.230%	0.460 (c)	01/08/21	2,500	2,500,752
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.552 (c)	08/06/21	500	500,951
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.664 (c)	07/12/22	3,000	3,015,011
Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	4,750	4,754,354
Protective Life Global Funding, Sec’d. Notes, 144A	0.631	10/13/23	4,250	4,277,392

				29,826,232

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	0.846 (c)	12/01/20	800	800,000

Machinery-Constructions & Mining 1.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	10,000	10,020,251
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.598 (c)	12/07/20	600	600,033

				10,620,284

Machinery-Diversified 0.6%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	0.510 (c)	09/10/21	400	400,706
Otis Worldwide Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.684 (c)	04/05/23	6,700	6,698,522

				7,099,228

Media 0.4%
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	2.950	06/30/23	1,500	1,577,621

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Walt Disney Co. (The), Gtd. Notes, 3 Month LIBOR + 0.390%	0.615	%(c)	09/01/22	3,000	$3,010,893

					4,588,514

Miscellaneous Manufacturer 0.3%
Textron, Inc., Sr. Unsec’d. Notes	3.650		03/01/21	3,000	3,021,804

Oil & Gas 3.3%
CNOOC Finance 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A	3.875		05/02/22	2,000	2,079,130
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571		04/15/23	4,000	4,111,920
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	0.551 (c)		08/16/22	4,000	4,015,268
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.125		04/14/21	3,000	3,018,087
Phillips 66,
Gtd. Notes	0.900		02/15/24	4,000	4,004,787
Gtd. Notes	3.700		04/06/23	4,800	5,139,231
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750		04/16/22	1,980	2,033,587
Total Capital International SA (France), Gtd. Notes	2.218		07/12/21	4,400	4,445,705
Valero Energy Corp., Sr. Unsec’d. Notes	2.700		04/15/23	8,000	8,312,301

					37,160,016

Pharmaceuticals 3.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375		11/14/21	3,730	3,835,729
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.863 (c)		11/21/22	3,000	3,018,715
Bayer US Finance II LLC, Gtd. Notes, 144A	3.500		06/25/21	1,800	1,826,570
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537		11/13/23	10,000	10,015,818
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.601 (c)		05/16/22	2,000	2,006,522
Cigna Corp.,
Gtd. Notes	3.400		09/17/21	6,400	6,553,887
Gtd. Notes	3.900		02/15/22	4,020	4,184,669
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	0.534		10/01/23	6,500	6,521,627
Gtd. Notes, 3 Month LIBOR + 0.350%	0.571 (c)		05/14/21	3,295	3,299,002

					41,262,539

Pipelines 1.7%
Enterprise Products Operating LLC,
Gtd. Notes	2.800		02/15/21	8,753	8,796,299
Gtd. Notes	3.500		02/01/22	750	777,218
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500		03/01/21	5,000	5,012,807
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000		02/15/21	4,000	4,019,020

					18,605,344

Real Estate 0.6%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125		03/20/22	6,775	6,957,609

Real Estate Investment Trusts (REITs) 1.3%
ERP Operating LP, Sr. Unsec’d. Notes	4.625		12/15/21	7,605	7,860,870

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%		11/01/22	5,935	$6,245,271

					14,106,141

Retail 0.9%
AutoZone, Inc., Sr. Unsec’d. Notes	3.700		04/15/22	3,000	3,111,731
Home Depot, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.535 (c)		03/01/22	1,500	1,502,694
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625		01/15/22	2,193	2,248,418
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.652 (c)		10/28/21	1,900	1,906,249
Starbucks Corp., Sr. Unsec’d. Notes	1.300		05/07/22	1,000	1,012,905
Walmart, Inc., Sr. Unsec’d. Notes	3.125		06/23/21	500	508,070

					10,290,067

Semiconductors 0.4%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.564	(c)	05/11/22	5,000	5,020,762

Software 0.1%
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450		07/15/23	1,200	1,218,843

Telecommunications 0.4%
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.825 (c)		03/22/22	4,200	4,227,121

Transportation 0.6%
FedEx Corp., Gtd. Notes	3.400		01/14/22	3,000	3,099,344
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875		06/01/22	3,000	3,100,585

					6,199,929

TOTAL CORPORATE BONDS (cost $562,923,663)					570,340,607

CERTIFICATES OF DEPOSIT 1.6%

Banks 1.6%
Bank of Montreal (Canada), MTN, 3 Month LIBOR + 0.110%	0.339 (c)		12/13/21	5,000	5,000,000
Credit Agricole Corporate & Investment Bank (France), 3 Month LIBOR + 0.480%	0.726 (c)		09/17/21	920	922,763
Royal Bank of Canada (Canada), 3 Month LIBOR + 0.110%	0.331 (c)		12/16/21	3,000	3,000,000
Standard Chartered Bank (United Kingdom), 1 Month LIBOR + 0.190%	0.317 (c)		02/08/21	5,000	5,001,727
Sumitomo Mitsui Banking Corp. (Japan),
3 Month LIBOR + 0.350%	0.574 (c)		07/12/21	1,000	1,001,594
3 Month LIBOR + 0.355%	0.576 (c)		05/13/21	3,000	3,003,843

TOTAL CERTIFICATES OF DEPOSIT (cost $17,919,350)					17,929,927

SOVEREIGN BONDS 0.6%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes 144A	4.875		05/05/21	1,750	1,778,722
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125		03/09/21	2,300	2,334,749

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes 144A	2.375%	06/02/21	2,500	$2,521,797

TOTAL SOVEREIGN BONDS (cost $6,586,598)				6,635,268

TOTAL LONG-TERM INVESTMENTS (cost $1,000,144,729)				1,008,148,819

			Shares
SHORT-TERM INVESTMENTS 11.5%
AFFILIATED MUTUAL FUNDS 3.8%
PGIM Core Ultra Short Bond Fund (w)			37,873,749	37,873,749
PGIM Institutional Money Market Fund (cost $4,957,960; includes $4,957,198 of cash collateral for securities on loan) (b)(w)			4,959,459	4,957,475

TOTAL AFFILIATED MUTUAL FUNDS (cost $42,831,709)				42,831,224

			Principal Amount (000)#
TIME DEPOSIT 2.0%
Citibank, NA (cost $22,200,485)	0.010	12/01/20	22,200	22,200,485
CERTIFICATE OF DEPOSIT 0.9%
Banks
Lloyds Bank Corporate Markets PLC (United Kingdom), 3 Month LIBOR + 0.190% (cost $10,000,000)	0.422 (c)	11/26/21	10,000	9,999,999
COMMERCIAL PAPER 4.6%
American Honda Finance Corp. 144A	0.270 (s)	12/15/20	5,000	4,999,667
BAT International Finance PLC (United Kingdom) 144A	0.350 (s)	12/15/20	5,000	4,999,125
Glencore Funding LLC 144A	0.501 (s)	12/17/20	8,000	7,998,565
HSBC Bank PLC (United Kingdom) 144A	0.373 (c)	09/17/21	5,000	4,999,999
Nissan Motor Acceptance Corp. 144A	1.963 (s)	12/15/20	4,000	3,998,383
Nissan Motor Acceptance Corp. 144A	1.942 (s)	12/11/20	4,000	3,998,888
Nissan Motor Acceptance Corp. 144A	1.973 (s)	12/14/20	1,500	1,499,443
TransCanada PipeLines Ltd. (Canada) 144A	0.280 (s)	12/11/20	3,000	2,999,853
TransCanada PipeLines Ltd. (Canada) 144A	0.290 (s)	12/15/20	2,000	1,999,858
Volkswagen Group of America Finance LLC 144A	0.523 (s)	10/25/21	7,000	6,960,209
VW Credit, Inc. 144A	1.988 (s)	01/29/21	7,000	6,997,433

TOTAL COMMERCIAL PAPER (cost $51,435,200)				51,451,423

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE NOTE 0.2%
Biotechnology 0.2%
Gilead Sciences, Inc., 3 Month LIBOR + 0.150% (cost $1,750,000)	0.370	%(c)	09/17/21	1,750	$1,750,972
TOTAL SHORT-TERM INVESTMENTS (cost $128,217,394)					128,234,103

TOTAL INVESTMENTS 102.0% (cost $1,128,362,123)					1,136,382,922

Liabilities in excess of other assets (2.0)%					(22,517,442)

NET ASSETS 100.0%					$ 1,113,865,480

The following abbreviations are used in the quarterly report:

(A)-Annual payment frequency for swaps

(Q)-Quarterly payment frequency for swaps

(S)-Semiannual payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BKNT-Bank Note

CLO-Collateralized Loan Obligation

EMTN-Euro Medium Term Note

FEDL01-1 Day Overnight FED Funds Effective Rate

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

SOFR-Secured Overnight Financing Rate Data

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,865,461; cash collateral of $4,957,198 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund.

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Futures contracts outstanding at November 30, 2020:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
52	2 Year U.S. Treasury Notes	Mar. 2021	$11,484,281	$(5,181)

Interest rate swap agreements outstanding at November 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:

37,080	05/09/21	2.855% (S)	3 Month LIBOR(1)(Q)	$(152,275)	$(491,923)	$(339,648)
44,290	03/11/21	2.850% (S)	3 Month LIBOR(1)(Q)	(107,869)	(579,292)	(471,423)
20,295	07/27/21	2.929% (S)	3 Month LIBOR(1)(Q)	(123,355)	(560,022)	(436,667)
14,930	10/04/21	3.046% (S)	3 Month LIBOR(1)(Q)	(108,380)	(420,595)	(312,215)
29,445	12/21/20	3.008% (S)	3 Month LIBOR(1)(Q)	(14,337)	(425,724)	(411,387)
26,525	01/11/22	2.672% (S)	3 Month LIBOR(1)(Q)	(213,254)	(986,743)	(773,489)
24,945	04/01/22	2.265% (S)	3 Month LIBOR(1)(Q)	(156,594)	(764,290)	(607,696)
11,000	04/12/22	2.357% (S)	3 Month LIBOR(1)(Q)	(108,557)	(350,129)	(241,572)
26,765	10/02/21	1.898% (S)	3 Month LIBOR(1)(Q)	(44,220)	(451,059)	(406,839)
3,250	06/15/22	1.873% (S)	3 Month LIBOR(1)(Q)	16,310	(108,769)	(125,079)
22,000	08/22/22	1.421% (S)	3 Month LIBOR(1)(Q)	(17,138)	(537,647)	(520,509)
19,000	09/03/22	1.919% (S)	3 Month LIBOR(1)(Q)	(132,139)	(643,726)	(511,587)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements: (continued)
25,000	01/30/23	1.467% (S)	3 Month LIBOR(1)(Q)	$(18,000)	$(787,304)	$(769,304)
9,900	02/12/22	1.420% (S)	3 Month LIBOR(1)(Q)	1,720	(184,228)	(185,948)
7,500	05/11/22	2.300% (S)	FEDL01(1)(Q)	(179,352)	(338,218)	(158,866)
2,000	12/10/22	0.362% (S)	FEDL01(1)(Q)	25	(15,339)	(15,364)
8,000	07/02/22	(0.001)% (S)	FEDL01(1)(A)	133	12,912	12,779
5,000	04/13/23	(0.013)% (S)	FEDL01(1)(A)	138	13,864	13,726
7,000	01/14/23	(0.006)% (S)	FEDL01(1)(A)	140	15,670	15,530
8,560	05/11/23	2.250% (S)	FEDL01(1)(A)	(515,921)	(511,077)	4,844

				$(1,872,925)	$(8,113,639)	$(6,240,714)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.9%

BANK LOANS 3.3%

Computers 0.0%

Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%	11.500%(c)	05/09/24	25	$25,810

Diversified/Conglomerate Services 0.1%

Intrado Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	50	47,101

Electric 0.0%

Tech Data Corp., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.646(c)	06/30/25	25	24,992

Electric & Gas Marketing 0.3%

Heritage Power LLC, Term Loan, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	149	141,033

Entertainment 0.3%

Golden Nugget Online Gaming, Inc., 2020 Buyback Term Loan, 1 Month LIBOR + 12.000%	13.000(c)	10/04/23	46	52,928
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%	13.000(c)	10/04/23	4	4,322
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.896(c)	08/14/24	74	71,243
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1 Month LIBOR + 8.000%	9.000(c)	05/11/26	50	52,556

				181,049

Healthcare & Pharmaceuticals 0.1%

Mallinckrodt International Finance SA, (Luxembourg), 2017 Term B Loan, 3 Month LIBOR + 2.750%	5.500(c)	09/24/24	50	46,361

Infrastructure Software 0.4%

McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.896(c)	09/30/24	242	240,941

Oil & Gas 0.6%

Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan (Second Lien), 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	118	124,785
Chesapeake Energy Corp., Class A Term Loan, 2 Month LIBOR + 8.000%	9.000(d)	06/24/24	200	141,000
CITGO Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250(c)	03/28/24	68	64,139

				329,924

Retail 0.0%

Harbor Freight Tools USA, Inc., Initial Loan, 1 Month LIBOR + 3.250%	4.000(c)	10/19/27	25	24,817

Software 0.5%

Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	12/01/27	25	24,888

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)

Informatica LLC Initial Loan (Second Lien)	7.125%	02/25/25	25	$25,375
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.000(c)	12/10/24	120	120,824
TIBCO Software, Inc., Term Loan (Second Lien), 1 Month LIBOR + 7.250%	7.400(c)	03/03/28	125	125,312

				296,399

Specialty Chemicals 0.4%

Solenis Holdings LLC, Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 4.000%	4.233(c)	06/26/25	99	97,503
Solenis Holdings LLC, Initial Term Loan (Second Lien), 3 Month LIBOR + 8.500%	8.733(c)	06/26/26	100	97,000

				194,503

Telecommunications 0.6%

Xplornet Communications, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	4.898(c)	06/10/27	325	320,955

TOTAL BANK LOANS

(cost $1,791,342)				1,873,885

CORPORATE BONDS 93.6%

Advertising 0.5%

National CineMedia LLC,
Sr. Sec’d. Notes, 144A	5.875	04/15/28	50	39,010
Sr. Unsec’d. Notes	5.750	08/15/26	50	31,160
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	165	178,932

				249,102

Aerospace & Defense 1.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	125	147,261
Sr. Unsec’d. Notes	5.805	05/01/50	275	363,437
Sr. Unsec’d. Notes	5.930	05/01/60	50	67,558
Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875	05/01/25	25	29,109
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	50	53,648
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	125	141,791
TransDigm, Inc., Gtd. Notes	6.500	05/15/25	100	102,574

				905,378

Agriculture 0.5%

Vector Group Ltd., Gtd. Notes, 144A	10.500	11/01/26	25	26,791
Sr. Sec’d. Notes, 144A	6.125	02/01/25	250	253,125

				279,916

Apparel 0.7%

Hanesbrands, Inc., Gtd. Notes, 144A	4.625	05/15/24	100	105,132
William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	200	211,721
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	50	50,575
Gtd. Notes, 144A	6.375	05/15/25	25	26,748

				394,176

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 2.8%

Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750%	10/01/27	50	$52,859
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	575	565,570
Sr. Unsec’d. Notes	5.291	12/08/46	275	275,493
Sr. Unsec’d. Notes	7.400	11/01/46	75	87,924
Sr. Unsec’d. Notes	9.000	04/22/25	260	315,823
Sr. Unsec’d. Notes(a)	9.625	04/22/30	45	62,625
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	90	94,182
Sr. Sec’d. Notes, 144A	9.500	05/01/25	50	56,041
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	25	27,244

				1,537,761

Auto Parts & Equipment 1.4%

Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A(a)	4.875	08/15/26	200	201,482
Adient US LLC, Sr. Sec’d. Notes, 144A American Axle & Manufacturing, Inc.,	9.000	04/15/25	25	27,952
Gtd. Notes	6.250	04/01/25	25	25,872
Gtd. Notes(a)	6.250	03/15/26	100	102,829
Gtd. Notes	6.500	04/01/27	125	130,711
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	50	40,292
Dana Financing Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	6.500	06/01/26	100	105,065
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	60	64,759
Tenneco, Inc., Sr. Sec’d. Notes, 144A	7.875	01/15/29	25	27,568
Titan International, Inc., Sr. Sec’d. Notes(a)	6.500	11/30/23	75	68,596

				795,126

Banks 0.1%

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	75	76,499
Building Materials 2.6%

Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	100	105,837
Gtd. Notes, 144A	8.000	04/15/26	125	131,621
CP Atlas Buyer, Inc., Sr. Unsec’d. Notes, 144A	7.000	12/01/28	25	25,878
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	25	26,712
Griffon Corp., Gtd. Notes	5.750	03/01/28	125	132,448
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	25	25,527
Sr. Sec’d. Notes, 144A	6.250	05/15/25	25	26,952
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.375	02/01/28	100	106,612
Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	50	54,331
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A Standard Industries, Inc.,	6.000	11/01/28	75	77,749

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Building Materials (cont’d.)

Sr. Unsec’d. Notes, 144A	3.375%	01/15/31	50	$50,178
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	50	52,846
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	125	131,371
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	120	126,022
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	15	15,688
Gtd. Notes, 144A	6.500	03/15/27	150	159,375
US Concrete, Inc.,
Gtd. Notes	6.375	06/01/24	52	53,701
Gtd. Notes, 144A	5.125	03/01/29	125	128,737

				1,431,585

Chemicals 2.8%

Ashland LLC, Gtd. Notes	6.875	05/15/43	75	98,756
Axalta Coating Systems LLC, Gtd. Notes, 144A	3.375	02/15/29	150	151,193
Chemours Co. (The),
Gtd. Notes(a)	7.000	05/15/25	100	103,494
Gtd. Notes, 144A	5.750	11/15/28	100	101,747
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	50	47,000
HB Fuller Co., Sr. Unsec’d. Notes	4.250	10/15/28	25	25,719
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	80	86,090
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	25	25,477
Minerals Technologies, Inc., Gtd. Notes, 144A	5.000	07/01/28	25	25,940
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	120	125,076
Olin Corp., Sr. Unsec’d. Notes, 144A	9.500	06/01/25	20	24,586
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	75	74,690
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	185	147,996
Tronox Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	10/01/25	125	129,257
Tronox, Inc.,
Gtd. Notes, 144A	6.500	04/15/26	95	98,583
Sr. Sec’d. Notes, 144A	6.500	05/01/25	125	133,120
Venator Finance Sarl/Venator Materials LLC (Multinational),
Gtd. Notes, 144A	5.750	07/15/25	85	74,575
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25	27,337
WR Grace & Co.-Conn, Gtd. Notes, 144A	4.875	06/15/27	50	52,684

				1,553,320

Commercial Services 5.3%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	160	172,044
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	150	166,318
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	25,621
Gtd. Notes, 144A	4.625	10/01/27	25	26,166

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Brink’s Co., Gtd. Notes, 144A	4.625%	10/15/27	100	$105,350
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30	25	26,003
Gtd. Notes, 144A	4.500	07/01/28	15	15,825
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	335	356,079
Nielsen Co. Luxembourg Sarl (The) (Luxembourg), Gtd. Notes, 144A(a)	5.000	02/01/25	187	192,647
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.625	10/01/28	50	53,322
Gtd. Notes, 144A	5.875	10/01/30	15	16,498
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	654	712,964
Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30	45	46,147
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	4.625	11/01/26	10	10,385
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	300	313,626
Gtd. Notes	4.000	07/15/30	75	79,209
Gtd. Notes	4.875	01/15/28	200	213,422
Gtd. Notes	5.250	01/15/30	200	223,410
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	175	190,261

				2,945,297

Computers 1.8%

Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	326	349,028
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	109	111,639
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	50	51,819
Gtd. Notes, 144A	5.250	10/01/30	125	131,947
Gtd. Notes, 144A	8.125	04/15/25	25	27,895
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	25	26,581
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	305	312,944

				1,011,853

Distribution/Wholesale 0.8%

Core & Main Holdings LP, Sr. Unsec’d. Notes, Cash coupon 8.625% or PIK 9.375%, 144A	8.625	09/15/24	150	153,122
H&E Equipment Services, Inc.,
Gtd. Notes	5.625	09/01/25	100	104,469
Sr. Unsec’d. Notes, 144A	3.875	12/15/28	150	150,000
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27	25	26,618

				434,209

Diversified Financial Services 2.9%

Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	100	96,023
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	30	31,779
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	50	51,739
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	175	181,545
Gtd. Notes, 144A	9.125	07/15/26	250	268,542

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp.,
Gtd. Notes	6.625%	01/15/28	300	$348,588
Gtd. Notes	6.875	03/15/25	75	86,017
Gtd. Notes	7.125	03/15/26	275	316,605
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	100	104,251
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., Gtd. Notes, 144A	3.875	03/01/31	125	126,719

				1,611,808

Electric 3.8%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	375	387,711
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	158,082
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	425	446,887
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	155	163,401
Gtd. Notes, 144A	5.250	06/15/29	100	109,006
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	75	80,093
Sr. Sec’d. Notes	5.250	07/01/30	195	212,470
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	65	68,546
Gtd. Notes, 144A	5.500	09/01/26	175	183,147
Gtd. Notes, 144A	5.625	02/15/27	275	290,607

				2,099,950

Electrical Compo & Equip 0.3%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	100	109,299
Gtd. Notes, 144A	7.250	06/15/28	50	56,152

				165,451

Electronics 0.1%

Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	25,828
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	15	15,176

				41,004

Energy-Alternate Sources 0.3%

Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	163	174,172

Engineering & Construction 0.5%

AECOM, Gtd. Notes	5.125	03/15/27	150	167,631
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	50	54,864
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	50	51,870

				274,365

Entertainment 4.4%

AMC Entertainment Holdings, Inc., Sec’d. Notes, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%, 144A	12.000	06/15/26	144	38,005
Sr. Sec’d. Notes, 144A	10.500	04/24/26	26	19,483

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Bally’s Corp., Gtd. Notes, 144A	6.750%	06/01/27	125	$130,564
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	40	42,588
Sr. Unsec’d. Notes, 144A	8.125	07/01/27	55	60,453
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	225	226,061
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	25	26,063
Cedar Fair LP, Gtd. Notes	5.250	07/15/29	50	51,225
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp., Gtd. Notes	5.375	06/01/24	25	25,048
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26	125	129,575
International Game Technology PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250	01/15/29	200	211,578
Jacobs Entertainment, Inc., Sec’d. Notes, 144A(a)	7.875	02/01/24	125	126,782
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, Sr. Unsec’d. Notes, 144A	8.500	11/15/27	300	318,765
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	100	104,050
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26	500	536,037
Gtd. Notes, 144A	8.625	07/01/25	100	108,011
Sr. Sec’d. Notes, 144A	5.000	10/15/25	75	76,991
Six Flags Entertainment Corp.,
Gtd. Notes, 144A	4.875	07/31/24	125	124,327
Gtd. Notes, 144A	5.500	04/15/27	50	50,608
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	30	30,512
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	26,927

				2,463,653

Food 2.3%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A	3.250	03/15/26	100	100,821
Gtd. Notes, 144A	3.500	03/15/29	75	74,791
Gtd. Notes, 144A	4.625	01/15/27	25	26,316
Gtd. Notes, 144A	4.875	02/15/30	100	109,370
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	100	104,478
JBS USA LUX SA/JBS USA Finance, Inc. (Multinational), Gtd. Notes, 144A	5.750	06/15/25	325	334,757
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25	75	76,985
Gtd. Notes, 144A	5.875	09/30/27	225	242,282
Post Holdings, Inc., Gtd. Notes, 144A	4.625	04/15/30	125	130,496
US Foods, Inc., Gtd. Notes, 144A	5.875	06/15/24	100	101,162

				1,301,458

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.8%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	225	$247,349
Sr. Unsec’d. Notes	5.750	05/20/27	75	85,482
Sr. Unsec’d. Notes	5.875	08/20/26	100	112,431

				445,262

Healthcare-Services 5.0%

Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	25	25,645
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	175	174,480
Gtd. Notes, 144A	4.625	06/01/30	50	52,668
Encompass Health Corp., Gtd. Notes	4.625	04/01/31	25	26,661
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	500	559,500
Gtd. Notes	5.875	02/15/26	150	172,684
Gtd. Notes	7.050	12/01/27	75	89,884
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	75	80,075
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	50	53,518
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	25	26,127
RegionalCare Hospital Partners Holdings, Inc./ LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	250	274,735
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	6.750	07/01/25	75	76,534
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	450	456,271
Sec’d. Notes, 144A	6.250	02/01/27	150	157,439
Sr. Sec’d. Notes	4.625	07/15/24	119	121,319
Sr. Sec’d. Notes, 144A	4.875	01/01/26	75	77,638
Sr. Sec’d. Notes, 144A	7.500	04/01/25	50	54,735
Sr. Unsec’d. Notes	6.750	06/15/23	175	187,974
Sr. Unsec’d. Notes	6.875	11/15/31	125	128,660
Sr. Unsec’d. Notes	7.000	08/01/25	25	25,819

				2,822,366

Home Builders 3.9%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	125	130,222
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	75	84,132
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	52,612
Gtd. Notes	6.750	03/15/25	75	78,000
Gtd. Notes	7.250	10/15/29	225	252,392
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	50	49,600
Gtd. Notes, 144A	6.250	09/15/27	125	132,061
Gtd. Notes, 144A	6.375	05/15/25	125	129,669
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	53,783

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Forestar Group, Inc.,
Gtd. Notes, 144A	5.000%	03/01/28	75	$75,675
Gtd. Notes, 144A	8.000	04/15/24	25	26,345
KB Home,
Gtd. Notes	4.800	11/15/29	50	55,317
Gtd. Notes	6.875	06/15/27	50	59,030
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	100	105,403
Gtd. Notes	5.625	08/01/25	50	52,095
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	75	79,084
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	50	53,064
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	25	25,826
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	02/15/28	125	129,407
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	125	127,883
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.625	07/15/27	75	81,386
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	210	233,625
Taylor Morrison Communities, Inc./Taylor	5.625	03/01/24	100	107,105
Morrison Holdings II, Inc. (Multinational), Gtd. Notes, 144A
TRI Pointe Group, Inc., Gtd. Notes	5.700	06/15/28	15	17,049

				2,190,765

Household Products/Wares 0.2%

Spectrum Brands, Inc., Gtd. Notes, 144A	5.500	07/15/30	125	136,298

Internet 0.0%

Arches Buyer, Inc., Sr. Sec’d. Notes, 144A	4.250	06/01/28	25	25,059

Iron/Steel 0.2%

Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	125	132,390
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	9.875	10/17/25	–	–

				132,390

Leisure Time 0.2%

NCL Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, 144A	10.250	02/01/26	30	34,077
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	75	66,971
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	5.250	11/15/22	25	24,710

				125,758

Lodging 2.7%

Boyd Gaming Corp.,
Gtd. Notes	6.000	08/15/26	125	129,963
Gtd. Notes	6.375	04/01/26	25	25,962
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	4.875	01/15/30	100	107,824
Gtd. Notes	5.125	05/01/26	225	233,107
Gtd. Notes, 144A	4.000	05/01/31	75	78,765

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Gtd. Notes, 144A	5.375%	05/01/25	25	$26,438
Gtd. Notes, 144A	5.750	05/01/28	25	26,984
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	150	156,188
Gtd. Notes	5.500	04/15/27	92	98,540
Gtd. Notes	6.750	05/01/25	150	160,997
Gtd. Notes	7.750	03/15/22	125	133,455
Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	125	123,147
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	25	25,823
Wynn Macau Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	200	203,395

				1,530,588

Machinery-Diversified 0.3%

ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	25	25,373
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	150	154,573

				179,946

Media 9.6%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	575	596,359
Sr. Unsec’d. Notes, 144A	4.500	08/15/30	95	100,163
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	550	580,798
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	75	79,502
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	300	327,837
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	200	208,705
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24	374	374,244
CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	200	206,765
Gtd. Notes, 144A	5.500	05/15/26	250	260,108
Gtd. Notes, 144A	5.500	04/15/27	200	210,832
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	325	332,548
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	711	407,773
Sr. Sec’d. Notes, 144A	5.375	08/15/26	160	123,970
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	75	77,991
Gtd. Notes	5.875	11/15/24	25	26,586
Gtd. Notes	7.375	07/01/28	140	151,724
Gtd. Notes(a)	7.750	07/01/26	90	102,421
Entercom Media Corp., Sec’d. Notes, 144A	6.500	05/01/27	20	19,358
Gray Television, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	25	25,337
Gtd. Notes, 144A	5.875	07/15/26	65	68,148
Gtd. Notes, 144A	7.000	05/15/27	75	82,711
iHeartCommunications, Inc.,

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Gtd. Notes	8.375%	05/01/27	125	$132,791
Sr. Sec’d. Notes	6.375	05/01/26	40	42,395
Sr. Sec’d. Notes, 144A	5.250	08/15/27	100	102,725
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	50	53,263
Sr. Unsec’d. Notes, 144A	4.750	11/01/28	50	51,490
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	130,231
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	50	53,196
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	20	20,215
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	40	39,590
TEGNA, Inc., Gtd. Notes, 144A	4.750	03/15/26	25	26,538
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	200	201,350
Sr. Sec’d. Notes, 144A	6.625	06/01/27	150	160,435

				5,378,099

Mining 2.7%

Constellium SE (France), Gtd. Notes, 144A	5.875	02/15/26	250	257,095
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	61	67,089
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A	6.875	03/01/26	200	206,766
Gtd. Notes, 144A	7.250	04/01/23	200	204,262
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	50	53,381
Gtd. Notes	4.625	08/01/30	75	83,377
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	25	26,967
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	25	26,858
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	5.750	10/15/28	79	79,250
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	105	109,436
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	150	163,491
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	75	79,542
Gtd. Notes, 144A	5.875	09/30/26	150	157,314

				1,514,828

Miscellaneous Manufacturer 1.9%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	26,588
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	85	90,017
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	400	357,727
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	21,556
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	450	383,495
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	150	153,850
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	25	25,088

				1,058,321

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Office/Business Equip 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250%	02/15/29	75	$75,222

Oil & Gas 6.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes, 144A(d)	7.875	12/15/24	310	205
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	275	219,211
Gtd. Notes	5.125	12/01/22	50	47,185
Gtd. Notes	5.625	06/01/23	50	44,950
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	62	65,024
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	200	187,885
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	175	156,166
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	100	97,500
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	125	132,147
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	25,471
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(d)	7.875	08/15/25	50	4,134
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., Sr. Unsec’d. Notes, 144A	7.750	12/15/25	175	179,912
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	50	51,493
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	225	239,519
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	35	37,321
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	200	198,103
Sr. Unsec’d. Notes	5.000	01/15/29	25	26,429
Extraction Oil & Gas, Inc.(d),
Gtd. Notes, 144A	5.625	02/01/26	175	41,179
Gtd. Notes, 144A	7.375	05/15/24	50	11,822
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	125	122,137
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	24,744
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	5	5,030
Gtd. Notes, 144A	7.125	02/01/27	150	147,532
Sec’d. Notes, 144A	6.500	01/15/25	25	25,520
Nabors Industries Ltd. (Bermuda),
Gtd. Notes, 144A	7.250	01/15/26	25	14,015
Gtd. Notes, 144A	7.500	01/15/28	25	13,247
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	225	82,381
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	08/15/22	46	45,267
Sr. Unsec’d. Notes	2.700	02/15/23	150	144,102
Sr. Unsec’d. Notes	2.900	08/15/24	375	349,579
Sr. Unsec’d. Notes	3.500	08/15/29	75	65,547
Sr. Unsec’d. Notes	6.625	09/01/30	50	52,220

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A(a)	9.250%	05/15/25	60	$59,560
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	75	49,513
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	175	162,008
Gtd. Notes	5.000	03/15/23	75	73,217
Gtd. Notes, 144A	9.250	02/01/26	50	51,913
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.500	02/15/26	175	180,520
Gtd. Notes, 144A	4.500	05/15/29	50	51,749
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.250	11/01/25	85	33,857
Gtd. Notes, 144A	7.500	01/15/26	50	14,659
Gtd. Notes, 144A	8.000	02/01/27	25	9,750
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	75	80,266
Sr. Unsec’d. Notes	5.250	10/15/27	50	52,776
Sr. Unsec’d. Notes	5.750	06/01/26	110	115,915

				3,792,680

Packaging & Containers 0.3%
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	10	10,775
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	50	55,173
Gtd. Notes, 144A	6.625	05/13/27	75	81,611

				147,559

Pharmaceuticals 2.8%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	20	21,591
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	115	126,718
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	400	400,663
Gtd. Notes, 144A	5.000	02/15/29	25	25,180
Gtd. Notes, 144A	5.250	01/30/30	275	281,086
Gtd. Notes, 144A	5.250	02/15/31	25	25,271
Gtd. Notes, 144A	6.125	04/15/25	125	128,625
Gtd. Notes, 144A	6.250	02/15/29	175	185,449
Gtd. Notes, 144A	7.000	01/15/28	125	134,667
Gtd. Notes, 144A	7.250	05/30/29	140	154,733
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	75	79,382

				1,563,365

Pipelines 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375	09/15/24	25	23,577
Gtd. Notes, 144A	5.750	01/15/28	125	112,654
Gtd. Notes, 144A	7.875	05/15/26	50	50,130
Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A	4.625	10/15/28	275	284,956
DCP Midstream Operating LP, Gtd. Notes	5.625	07/15/27	20	21,725

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer Operating LP, 5 Year CMT Index + 5.306%	7.125%(c)	-(rr)	50	$46,029
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750	07/15/23	50	51,003
Sr. Unsec’d. Notes	5.500	07/15/28	25	26,588
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	20	21,333
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	70	77,195
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.875	01/15/29	25	26,701
Hess Midstream Operations LP, Gtd. Notes, 144A	5.125	06/15/28	50	51,246
Rattler Midstream LP, Gtd. Notes, 144A	5.625	07/15/25	15	15,874
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	50	51,257
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	175	186,743
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	50	49,491
Gtd. Notes, 144A	5.500	01/15/28	200	189,639
Gtd. Notes, 144A	6.000	03/01/27	250	246,618
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.375	02/01/27	25	26,151
Gtd. Notes	5.875	04/15/26	100	105,389
Gtd. Notes	6.500	07/15/27	50	54,168
Gtd. Notes, 144A	4.875	02/01/31	125	132,917
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	100	99,954
Sr. Unsec’d. Notes	4.100	02/01/25	50	49,886

				2,001,224

Real Estate 1.3%

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	202	212,394
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	150	153,444
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	03/15/25	75	77,333
Gtd. Notes, 144A	5.375	08/01/28	95	100,902
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	175	176,920

				720,993

Real Estate Investment Trusts (REITs) 3.5%

Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	250	285,456
Sr. Unsec’d. Notes	6.750	12/15/21	25	25,622
ESH Hospitality, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	25	25,406
Gtd. Notes, 144A	5.250	05/01/25	325	333,085
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500	01/15/28	100	104,545

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Gtd. Notes, 144A	4.625%	06/15/25	10	$10,541
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	25	25,415
Gtd. Notes	4.625	08/01/29	100	106,584
Gtd. Notes	5.000	10/15/27	150	158,646
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	400	422,500
Sr. Sec’d. Notes, 144A	7.500	06/01/25	130	140,628
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/23	25	25,013
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30	175	180,385
Gtd. Notes, 144A	4.250	12/01/26	80	82,973
Gtd. Notes, 144A	4.625	12/01/29	40	42,641

				1,969,440

Retail 3.3%

1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	350	349,567
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	25	25,686
Sr. Unsec’d. Notes	3.875	05/15/23	75	74,225
Caleres, Inc., Gtd. Notes	6.250	08/15/23	75	74,917
CEC Entertainment, Inc., Gtd. Notes(d)	8.000	02/15/22	100	1,419
eG Global Finance PLC (United Kindgdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	215,393
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	75	68,889
Sr. Unsec’d. Notes	6.500	05/01/21	50	47,537
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,(d)
Sr. Unsec’d. Notes	8.625	01/15/21	150	24,023
Sr. Unsec’d. Notes	8.625	01/15/21	50	7,287
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	25	25,178
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	97,655
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	125	123,401
Sr. Sec’d. Notes, 144A	5.875	06/01/25	92	93,182
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	300	307,680
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	100	102,420
Sr. Unsec’d. Notes	5.750	03/01/25	50	50,904
Sr. Unsec’d. Notes	5.875	03/01/27	125	129,503
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	25	26,592

				1,845,458

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 0.4%

Microchip Technology, Inc., Gtd. Notes, 144A	4.250%	09/01/25	195	$204,487

Software 1.6%

Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	50	50,672
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	75	81,005
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	145	149,000
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	225	241,422
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, Gtd. Notes, 144A(a)	10.000	11/30/24	350	367,500
Rackspace Technology Global, Inc., Sr. Unsec’d. Notes, 144A	5.375	12/01/28	25	26,117

				915,716

Telecommunications 6.4%

CenturyLink, Inc.,
Sr. Unsec’d. Notes	7.600	09/15/39	75	88,194
Sr. Unsec’d. Notes	7.650	03/15/42	50	59,337
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	101	103,608
CommScope, Inc.,
Gtd. Notes, 144A	7.125	07/01/28	45	47,908
Sr. Sec’d. Notes, 144A	5.500	03/01/24	100	103,079
Sr. Sec’d. Notes, 144A	6.000	03/01/26	100	105,534
Consolidated Communications, Inc., Sr. Sec’d. Notes, 144A	6.500	10/01/28	25	27,067
Digicel Group 0.5 Ltd. (Bermuda), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	99	78,324
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Multinational),
Gtd. Notes, Cash coupon 6.000% and PIK 7.000%, 144A	13.000	12/31/25	275	262,869
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	255,410
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	400	257,500
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	245	294,139
Frontier Communications Corp.,
Sec’d. Notes, 144A	6.750	05/01/29	25	25,859
Sr. Sec’d. Notes, 144A	5.000	05/01/28	50	50,729
Intelsat Jackson Holdings SA (Luxembourg)(d),
Gtd. Notes	5.500	08/01/23	65	43,869
Gtd. Notes, 144A	9.750	07/15/25	295	208,322
Sr. Sec’d. Notes, 144A	8.000	02/15/24	50	51,078
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(d)	8.125	06/01/23	50	2,235
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25	295	282,809
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26	100	103,498
Gtd. Notes, 144A	3.625	01/15/29	50	50,101
Gtd. Notes, 144A	4.625	09/15/27	100	104,274

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	100	$153,511
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	67	77,953
Gtd. Notes	7.625	02/15/25	100	119,945
Gtd. Notes	7.625	03/01/26	100	124,288
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	6.500	07/15/28	20	21,022
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	7.750	08/15/28	270	272,104
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	75	74,743
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	125	132,143

				3,581,452

Transportation 0.5%

XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	150	160,907
Gtd. Notes, 144A	6.750	08/15/24	125	132,368

				293,275

TOTAL CORPORATE BONDS

(cost $51,638,146)				52,396,634

			Shares

COMMON STOCK 0.0%

Entertainment 0.0%

AMC Entertainment Holdings, Inc. (Class A Stock) (cost $0)			1	2,793

TOTAL LONG-TERM INVESTMENTS (cost $53,429,488)				54,273,312

SHORT-TERM INVESTMENTS 4.8%
AFFILIATED MUTUAL FUNDS 4.3%
PGIM Core Ultra Short Bond Fund (w)			910,835	910,835
PGIM Institutional Money Market Fund (cost $1,524,501; includes $1,524,314 of cash collateral for securities on loan)(b)(w)			1,525,026	1,524,416
TOTAL AFFILIATED MUTUAL FUNDS

(cost $2,435,336)				2,435,251

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.5%
Skandinaviska Enskilda Banken AB (Sweden) (cost $263,003)	0.010	12/01/20	263	263,003
TOTAL SHORT-TERM INVESTMENTS (cost $2,698,339)				2,698,254

TOTAL INVESTMENTS 101.8% (cost $56,127,827)				56,971,566

Liabilities in excess of other assets (1.8)%				(986,825)

NET ASSETS 100.0%				$55,984,741

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

The following abbreviations are used in quarterly report:

(Q)-Quarterly payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CDX-Credit Derivative Index

LIBOR-London Interbank Offered Rate

PIK-Payment-in-Kind

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,473,696; cash collateral of $1,524,314 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such security may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(rr)	Perpetual security with no stated maturity date.

Futures contracts outstanding at November 30, 2020:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
	5 Year U.S.Treasury
2	Notes	Mar. 2021	$252,063	$375
	2 Year U.S.Treasury
7	Notes	Mar. 2021	1,545,961	711
	10 Year U.S. Treasury
18	Notes	Mar. 2021	2,487,094	3,027

				4,113

	Short Positions:
4	U.S. Ultra Bond	Mar. 2021	864,125	1,973
3	U.S. Long Bond	Mar. 2021	524,719	(1,938)

				35

				$4,148

Credit default swap agreement outstanding at November 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices-Buy Protection(1):
CDX. NA.HY.35-V1	12/20/25	5.000%	1,285	$(98,640)	$(127,466)	$(28,826)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments as

of November 30, 2020 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS 97.5%
Australia 4.3%
AGL Energy Ltd.	6,948	$68,852
Ampol Ltd.	4,258	95,799
APA Group	9,950	75,594
Aurizon Holdings Ltd.	23,514	73,357
AusNet Services	54,698	74,480
BHP Group Ltd.	3,048	85,177
Brambles Ltd.	9,717	78,175
Coca-Cola Amatil Ltd.	11,069	102,784
Coles Group Ltd.	6,368	83,485
CSL Ltd.	361	78,803
Dexus	11,454	82,144
Fortescue Metals Group Ltd.	5,775	77,280
Goodman Group	5,685	77,953
REA Group Ltd.	926	98,724
Rio Tinto Ltd.	986	73,391
Scentre Group	47,872	98,393
Sonic Healthcare Ltd.	3,138	75,876
South32 Ltd.	47,136	83,041
Wesfarmers Ltd.	2,277	82,652
Woolworths Group Ltd.	2,841	77,120

		1,643,080

Austria 1.2%
ANDRITZ AG	2,327	98,095
OMV AG	2,336	79,137
Raiffeisen Bank International AG	4,223	80,901
Verbund AG	1,404	98,560
voestalpine AG	3,132	100,274

		456,967

Belgium 1.0%
Etablissements Franz Colruyt NV	1,185	70,705
Groupe Bruxelles Lambert SA	797	77,653
Proximus SADP	3,768	78,701
Solvay SA	796	91,001
UCB SA	630	67,304

		385,364

Chile 0.2%
Antofagasta PLC	5,282	88,268

Denmark 2.4%
AP Moller - Maersk A/S,
(Class A Stock)	52	98,497
(Class B Stock)	48	97,958
Carlsberg A/S (Class B Stock)	576	85,696
Chr Hansen Holding A/S*	753	72,957
Danske Bank A/S	5,595	92,216
Demant A/S*	2,459	92,604
DSV PANALPINA A/S	483	76,209
Genmab A/S*	205	78,646
GN Store Nord A/S	1,015	82,629
H Lundbeck A/S	2,141	65,480

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Denmark (cont’d.)
Novo Nordisk A/S (Class B Stock)	1,082	$72,772

		915,664

Finland 1.8%
Elisa OYJ	1,252	67,205
Fortum OYJ	3,693	84,602
Kone OYJ (Class B Stock)	868	72,809
Neste OYJ	1,361	91,206
Nokia OYJ	17,430	69,599
Nordea Bank Abp	9,369	80,037
Orion OYJ (Class B Stock)	1,563	73,570
Stora Enso OYJ (Class R Stock)	4,736	80,051
UPM-Kymmene OYJ	2,544	83,816

		702,895

France 6.3%
Alstom SA*	1,367	72,889
Amundi SA, 144A	1,006	80,161
Arkema SA	637	74,252
Atos SE*	953	87,396
AXA SA	3,638	85,542
Bouygues SA	1,951	77,684
Capgemini SE	531	73,665
Carrefour SA	4,742	77,664
Cie de Saint-Gobain	1,743	82,791
Cie Generale des Etablissements Michelin SCA	730	90,953
Credit Agricole SA*	7,923	91,429
Danone SA	1,065	68,423
Eiffage SA*	810	79,364
Gecina SA	567	86,099
Iliad SA	406	82,427
Ipsen SA	691	66,641
Klepierre SA	4,730	104,380
Legrand SA	982	83,144
Orange SA	6,303	79,621
Peugeot SA	3,881	91,501
Publicis Groupe SA	2,169	98,550
Sanofi	765	77,300
Schneider Electric SE	587	81,679
SEB SA	453	80,622
TOTAL SE	1,962	83,844
Ubisoft Entertainment SA*	852	81,081
Unibail-Rodamco-Westfield	1,617	114,766
Vivendi SA	2,789	83,770
Wendel SE	745	84,202

		2,421,840

Germany 7.2%
adidas AG*	227	72,379
BASF SE	1,137	83,180
Bayerische Motoren Werke AG	980	85,383
Brenntag AG	1,141	87,188
Continental AG	656	89,363
Covestro AG, 144A	1,438	80,191

Description	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Daimler AG	1,361	$91,645
Deutsche Post AG	1,634	78,939
Deutsche Telekom AG	4,560	82,216
Deutsche Wohnen SE	1,430	71,711
E.ON SE	6,405	69,343
Evonik Industries AG	2,656	80,187
Fresenius Medical Care AG & Co. KGaA	883	74,257
Fresenius SE & Co. KGaA	1,591	71,168
GEA Group AG	2,020	69,178
HeidelbergCement AG	1,151	81,747
Henkel AG & Co. KGaA	785	75,754
HOCHTIEF AG	862	83,184
KION Group AG	831	63,877
Knorr-Bremse AG	619	79,213
LANXESS AG	1,211	84,737
LEG Immobilien AG	568	80,939
Merck KGaA	510	81,428
METRO AG	7,014	64,089
Puma SE	844	83,924
RWE AG	1,995	82,743
SAP SE	463	56,323
Scout24 AG, 144A	824	63,004
Siemens AG	537	71,743
Siemens Energy AG*	268	7,960
Siemens Healthineers AG, 144A	1,656	76,150
Telefonica Deutschland Holding AG	27,133	74,894
Uniper SE	2,215	75,037
United Internet AG	1,539	61,371
Volkswagen AG	398	73,824
Vonovia SE	1,041	71,376
Zalando SE, 144A*	856	86,588

		2,766,233

Hong Kong 3.9%
BOC Hong Kong Holdings Ltd.	25,815	84,096
CK Asset Holdings Ltd.	14,103	77,238
CK Hutchison Holdings Ltd.	11,323	82,172
CK Infrastructure Holdings Ltd.	15,058	77,028
CLP Holdings Ltd.	7,761	72,893
Hang Lung Properties Ltd.	31,888	79,072
Henderson Land Development Co. Ltd.	19,683	82,530
HK Electric Investments & HK Electric Investments Ltd.	73,197	73,659
HKT Trust & HKT Ltd.	53,344	69,785
Jardine Matheson Holdings Ltd.	1,776	94,252
Link REIT	9,092	79,764
New World Development Co. Ltd.	14,903	75,562
Power Assets Holdings Ltd.	13,391	70,488
Sino Land Co. Ltd.	60,909	83,297
Sun Hung Kai Properties Ltd.	5,939	79,304
Swire Pacific Ltd. (Class A Stock)	13,300	76,357
Swire Properties Ltd.	30,550	93,214
WH Group Ltd., 144A	85,008	69,423

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Wharf Real Estate Investment Co. Ltd.	18,533	$86,197

		1,506,331

Ireland 1.1%
CRH PLC	2,180	85,346
DCC PLC	918	69,538
Experian PLC	1,963	69,245
Flutter Entertainment PLC	490	90,889
Smurfit Kappa Group PLC	2,188	93,019

		408,037

Isle of Man 0.2%
GVC Holdings PLC	6,544	90,338

Israel 0.4%
Check Point Software Technologies Ltd. (a)*	616	72,491
Elbit Systems Ltd.	580	74,255

		146,746

Italy 2.4%
Assicurazioni Generali SpA	4,914	83,939
Davide Campari-Milano NV	6,880	79,557
DiaSorin SpA	395	83,210
Enel SpA	8,901	88,869
Intesa Sanpaolo SpA	35,327	81,136
Moncler SpA	1,784	87,590
Prysmian SpA	2,553	83,534
Recordati Industria Chimica e Farmaceutica SpA	1,527	81,293
Snam SpA	14,903	83,605
Telecom Italia SpA	180,369	84,448
Terna Rete Elettrica Nazionale SpA	10,629	79,521

		916,702

Japan 36.8%
Advantest Corp.	1,494	103,893
AGC, Inc.	2,407	80,118
Air Water, Inc.	5,188	85,522
Aisin Seiki Co. Ltd.	2,208	65,457
Ajinomoto Co., Inc.	3,938	82,249
Alfresa Holdings Corp.	3,381	67,685
Amada Co. Ltd.	7,472	72,000
Aozora Bank Ltd.	4,004	72,678
Asahi Group Holdings Ltd.	1,881	72,736
Asahi Kasei Corp.	8,855	81,179
Astellas Pharma, Inc.	4,538	64,484
Bandai Namco Holdings, Inc.	1,209	110,362
Bridgestone Corp.	2,231	77,871
Brother Industries Ltd.	4,399	84,272
Calbee, Inc. (a)	2,360	69,738
Chiba Bank Ltd. (The)	12,633	71,635
Chubu Electric Power Co., Inc.	5,744	69,187
Chugai Pharmaceutical Co. Ltd.	1,673	80,830
Chugoku Electric Power Co., Inc. (The)	5,542	70,443
Concordia Financial Group Ltd.	19,957	70,920
Cosmos Pharmaceutical Corp.	489	84,310

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Dai Nippon Printing Co. Ltd.	3,578	$67,036
Daicel Corp.	9,340	65,666
Daifuku Co. Ltd.	819	94,922
Daikin Industries Ltd.	406	92,031
Daiwa House REIT Investment Corp. (Class A Stock)	30	72,213
Daiwa Securities Group, Inc.	17,527	76,236
Denso Corp.	1,726	81,489
Dentsu Group, Inc. (a)	2,455	79,952
Disco Corp.	302	96,183
Eisai Co. Ltd.	849	64,139
Electric Power Development Co. Ltd.	4,620	62,131
ENEOS Holdings, Inc.	20,365	69,932
Fast Retailing Co. Ltd.	129	106,190
Fuji Electric Co. Ltd.	2,236	79,459
FUJIFILM Holdings Corp.	1,653	89,062
Fujitsu Ltd.	585	81,278
Hikari Tsushin, Inc.	333	79,965
Hino Motors Ltd.	10,610	91,974
Hirose Electric Co. Ltd.	620	87,655
Hisamitsu Pharmaceutical Co., Inc.	1,467	85,997
Hitachi Ltd.	2,259	85,816
Hoshizaki Corp.	882	87,271
Hoya Corp.	722	96,197
Iida Group Holdings Co. Ltd.	3,619	72,727
Inpex Corp.	12,420	69,476
ITOCHU Corp.	2,858	75,515
Itochu Techno-Solutions Corp.	2,138	75,465
Japan Post Bank Co. Ltd.	9,130	71,886
Japan Post Holdings Co. Ltd.	9,872	73,066
Japan Real Estate Investment Corp.	14	72,682
Japan Tobacco, Inc.	3,749	76,129
Kajima Corp.	6,423	84,471
Kamigumi Co. Ltd.	3,806	65,803
Kansai Electric Power Co., Inc. (The)	7,510	68,719
Kansai Paint Co. Ltd.	2,962	89,796
KDDI Corp.	2,783	79,505
Kirin Holdings Co. Ltd.	3,884	84,581
Konami Holdings Corp.	1,761	92,267
Kubota Corp.	4,179	82,879
Kurita Water Industries Ltd.	2,265	83,527
Kyocera Corp.	1,244	71,053
Kyowa Kirin Co. Ltd.	2,656	72,124
Kyushu Electric Power Co., Inc.	7,987	67,400
Lion Corp.	3,514	83,070
LIXIL Group Corp.	3,830	91,898
Makita Corp.	1,589	82,190
Marubeni Corp.	11,908	69,406
Mazda Motor Corp.	11,408	67,421
McDonald’s Holdings Co. Japan Ltd.	1,495	72,602
Mebuki Financial Group, Inc.	31,991	65,575
Medipal Holdings Corp.	3,782	71,112

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
MEIJI Holdings Co. Ltd.	970	$68,569
MINEBEA MITSUMI, Inc.	3,995	83,191
Mitsubishi Corp.	3,355	78,187
Mitsubishi Electric Corp.	5,598	82,227
Mitsubishi Estate Co. Ltd.	4,733	81,785
Mitsubishi Gas Chemical Co., Inc.	3,852	81,689
Mitsubishi UFJ Financial Group, Inc.	18,057	77,572
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,419	70,744
Mitsui & Co. Ltd.	4,362	74,371
Mitsui Chemicals, Inc.	3,142	88,271
Mizuho Financial Group, Inc.	5,875	74,704
MS&AD Insurance Group Holdings, Inc.	2,529	73,520
Murata Manufacturing Co. Ltd.	1,180	103,182
Nabtesco Corp.	2,107	86,984
NEC Corp.	1,412	76,145
NGK Insulators Ltd.	4,930	78,342
NGK Spark Plug Co. Ltd.	4,022	72,851
NH Foods Ltd. (a)	1,865	79,584
Nidec Corp.	816	103,993
Nihon M&A Center, Inc.	1,694	118,450
Nintendo Co. Ltd.	133	75,494
Nippon Building Fund, Inc.	13	71,849
Nippon Express Co. Ltd.	1,377	92,064
Nippon Shinyaku Co. Ltd.	932	66,597
Nippon Telegraph & Telephone Corp.	3,225	76,146
Nippon Yusen KK	4,247	92,588
Nissan Chemical Corp.	1,475	88,161
Nisshin Seifun Group, Inc.	4,740	77,048
Nissin Foods Holdings Co. Ltd.	885	73,072
Nitori Holdings Co. Ltd.	419	89,218
Nitto Denko Corp.	1,181	97,738
Nomura Holdings, Inc.	14,751	74,038
Nomura Research Institute Ltd.	2,708	91,434
NSK Ltd.	8,540	69,122
Obayashi Corp.	6,956	61,298
Obic Co. Ltd.	436	98,016
Oji Holdings Corp.	15,536	70,537
Olympus Corp.	3,670	79,323
Omron Corp. (a)	963	86,984
Ono Pharmaceutical Co. Ltd.	2,677	84,695
Oracle Corp. Japan	709	78,574
ORIX Corp.	5,629	83,734
Osaka Gas Co. Ltd.	3,823	73,384
Otsuka Corp.	1,461	70,811
Otsuka Holdings Co. Ltd.	1,613	65,540
Pan Pacific International Holdings Corp.	3,268	77,224
Panasonic Corp.	7,731	82,383
Persol Holdings Co. Ltd.	4,404	80,656
Pigeon Corp.	1,664	74,274
Recruit Holdings Co. Ltd.	1,835	77,337
Resona Holdings, Inc.	20,787	72,814

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Rinnai Corp.	851	$99,283
Rohm Co. Ltd.	982	81,927
Ryohin Keikaku Co. Ltd.	4,642	95,463
Santen Pharmaceutical Co. Ltd.	4,054	67,372
SCSK Corp.	1,516	90,466
Secom Co. Ltd.	756	75,274
Sekisui Chemical Co. Ltd.	4,690	80,997
Sekisui House Ltd.	3,872	69,651
Seven & i Holdings Co. Ltd.	2,288	72,607
Shimadzu Corp.	2,346	84,380
Shimano, Inc.	369	87,443
Shimizu Corp.	9,418	71,537
Shinsei Bank Ltd.	5,718	68,024
Shionogi & Co. Ltd.	1,244	66,645
Shizuoka Bank Ltd. (The)	10,119	71,919
Showa Denko KK	3,813	70,745
SMC Corp.	140	88,935
SoftBank Corp.	5,929	72,948
Sohgo Security Services Co. Ltd.	1,533	82,083
Sony Corp.	992	92,207
Square Enix Holdings Co. Ltd.	1,181	72,512
Subaru Corp.	3,260	64,732
SUMCO Corp.	5,444	110,236
Sumitomo Chemical Co. Ltd.	20,529	72,756
Sumitomo Dainippon Pharma Co. Ltd.	5,388	68,279
Sumitomo Mitsui Financial Group, Inc.	2,532	73,535
Sumitomo Mitsui Trust Holdings, Inc.	2,584	75,515
Sundrug Co. Ltd.	1,980	83,069
Suntory Beverage & Food Ltd.	1,874	68,480
Suzuken Co. Ltd.	1,977	75,558
Taiheiyo Cement Corp.	2,721	73,133
Taisei Corp.	1,975	69,806
Takeda Pharmaceutical Co. Ltd.	2,010	72,102
TDK Corp.	739	104,196
Teijin Ltd.	4,547	77,700
TIS, Inc.	3,634	72,332
Tohoku Electric Power Co., Inc.	7,680	64,368
Tokyo Electron Ltd.	308	104,643
Toppan Printing Co. Ltd.	5,033	68,698
Toray Industries, Inc.	15,393	83,467
Toshiba Corp.	2,597	72,686
Tosoh Corp.	4,377	69,009
TOTO Ltd.	1,608	91,028
Toyo Suisan Kaisha Ltd.	1,433	70,415
Toyota Industries Corp.	1,171	84,572
Toyota Motor Corp.	1,157	77,566
Toyota Tsusho Corp.	2,440	84,372
Trend Micro, Inc.	1,229	66,747
Tsuruha Holdings, Inc.	539	78,888
Unicharm Corp.	1,707	82,783
Welcia Holdings Co. Ltd.	1,710	68,711

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Yakult Honsha Co. Ltd.	1,370	$65,285
Yamada Holdings Co. Ltd.	15,673	74,462
Yamaha Motor Co. Ltd.	4,522	87,061
Yamato Holdings Co. Ltd.	3,277	82,772
Yaskawa Electric Corp.	1,980	95,397

		14,165,999

Jordan 0.2%
Hikma Pharmaceuticals PLC	2,175	75,622

Luxembourg 0.7%
ArcelorMittal SA*	5,825	106,657
Aroundtown SA	12,351	85,716
SES SA (Class A Stock)	10,296	93,659

		286,032

Netherlands 2.5%
Akzo Nobel NV	728	77,339
Koninklijke Ahold Delhaize NV	2,608	74,632
Koninklijke DSM NV	460	75,338
Koninklijke KPN NV	29,669	88,441
Koninklijke Philips NV	1,715	88,703
Koninklijke Vopak NV	1,374	72,164
NN Group NV	1,895	76,968
QIAGEN NV*	1,491	71,871
Randstad NV	1,361	84,421
Royal Dutch Shell PLC,
(Class A Stock)	5,437	93,069
(Class B Stock)	5,677	94,316
Wolters Kluwer NV	931	78,071

		975,333

New Zealand 0.6%
a2 Milk Co. Ltd. (The)*	6,191	64,032
Auckland International Airport Ltd.	15,767	86,014
Ryman Healthcare Ltd.	8,020	82,836

		232,882

Norway 0.9%
Equinor ASA	4,936	77,792
Norsk Hydro ASA	26,364	106,690
Orkla ASA	7,998	76,600
Yara International ASA	1,809	73,166

		334,248

Portugal 0.4%
EDP - Energias de Portugal SA	15,778	84,091
Galp Energia SGPS SA	7,106	76,661

		160,752

Singapore 2.4%
CapitaLand Integrated Commercial Trust	50,601	73,196
CapitaLand Ltd.	37,255	86,947
DBS Group Holdings Ltd.	4,971	93,404
Genting Singapore Ltd.	151,804	93,947
Mapletree Logistics Trust	50,102	73,594
Oversea-Chinese Banking Corp. Ltd.	11,527	86,636

Description	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Singapore Technologies Engineering Ltd.	28,791	$82,864
United Overseas Bank Ltd.	4,999	83,904
UOL Group Ltd.	14,788	81,264
Venture Corp. Ltd.	5,308	74,526
Wilmar International Ltd.	27,271	85,606

		915,888

Spain 2.1%
ACS Actividades de Construccion y Servicios SA	2,736	86,454
Enagas SA	3,038	74,000
Endesa SA	2,710	77,486
Grifols SA	2,672	75,698
Iberdrola SA	6,289	85,858
Industria de Diseno Textil SA	2,539	84,348
Mapfre SA (a)	38,029	72,898
Naturgy Energy Group SA	3,938	90,825
Red Electrica Corp. SA	3,945	80,634
Telefonica SA	19,160	83,581

		811,782

Sweden 5.0%
Alfa Laval AB	3,151	79,465
Assa Abloy AB (Class B Stock)	3,533	84,073
Atlas Copco AB,
(Class A Stock)	1,596	80,424
(Class B Stock)	1,825	80,580
Epiroc AB,
(Class A Stock)	5,111	84,916
(Class B Stock)	5,314	84,448
Essity AB (Class B Stock)	2,412	76,464
Hexagon AB (Class B Stock)	987	81,911
Husqvarna AB (Class B Stock)	7,108	75,680
ICA Gruppen AB	1,512	73,089
Investment AB Latour (Class B Stock)	3,341	87,957
Investor AB (Class B Stock)	1,148	79,452
Lundin Energy AB	3,392	81,192
Nibe Industrier AB (Class B Stock)	2,923	82,337
Sandvik AB	3,573	80,130
Securitas AB (Class B Stock)	4,871	80,077
Skanska AB (Class B Stock)	3,474	82,547
SKF AB (Class B Stock)	3,472	85,496
Svenska Handelsbanken AB (Class A Stock)	7,620	77,383
Swedish Match AB	932	75,065
Tele2 AB (Class B Stock)	5,251	67,529
Telefonaktiebolaget LM Ericsson (Class B Stock)	6,820	83,372
Telia Co. AB (a)	18,895	80,101
Volvo AB (Class B Stock)	3,798	86,261

		1,929,949

Switzerland 5.0%
ABB Ltd.	2,844	75,016
Adecco Group AG	1,341	81,220
Chocoladefabriken Lindt & Spruengli AG	9	76,803
Coca-Cola HBC AG	2,835	81,712

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Credit Suisse Group AG	6,592	$83,275
Geberit AG	129	77,648
Kuehne + Nagel International AG	384	86,920
LafargeHolcim Ltd.*	1,713	89,839
Logitech International SA	1,055	93,316
Lonza Group AG	123	77,096
Nestle SA	688	76,602
Novartis AG	850	76,951
Roche Holding AG	198	65,158
Schindler Holding AG,
(Ordinary Shares)	277	73,338
(Participation Certificates)	274	74,775
SGS SA	28	79,771
Sonova Holding AG*	310	76,788
STMicroelectronics NV	2,384	93,332
Swatch Group AG (The),
(Bearer Shares)	314	77,468
(Ordinary Shares)	1,644	78,840
Swiss Life Holding AG	180	80,379
Swiss Prime Site AG	800	72,011
Swisscom AG	145	76,589
UBS Group AG	5,917	83,929

		1,908,776

United Kingdom 8.5%
Ashtead Group PLC	2,031	86,130
Associated British Foods PLC	3,096	87,089
AstraZeneca PLC	708	73,669
Auto Trader Group PLC, 144A	10,317	77,106
Aviva PLC	19,178	82,122
British American Tobacco PLC	2,049	72,101
British Land Co. PLC (The)	16,677	104,873
BT Group PLC	51,165	79,670
Bunzl PLC	2,421	76,138
Croda International PLC	941	74,718
Ferguson PLC	792	88,945
Fiat Chrysler Automobiles NV	6,295	98,112
GlaxoSmithKline PLC	3,821	69,787
Imperial Brands PLC	4,216	76,496
Intertek Group PLC	926	68,169
J Sainsbury PLC	30,749	86,536
JD Sports Fashion PLC*	7,376	76,326
Kingfisher PLC*	20,365	74,281
Land Securities Group PLC	10,649	93,358
Lloyds Banking Group PLC	219,687	104,322
Mondi PLC	3,826	84,568
National Grid PLC	6,450	73,881
Next PLC	966	84,378
Pearson PLC	11,142	96,105
Reckitt Benckiser Group PLC	854	74,960
Rio Tinto PLC	1,158	74,627
Sage Group PLC (The)	8,219	66,291

Description	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Schroders PLC	2,090	$89,690
Segro PLC	6,823	82,956
Severn Trent PLC	2,226	70,896
Smiths Group PLC	4,063	79,028
Spirax-Sarco Engineering PLC	543	80,606
Standard Chartered PLC	15,154	91,356
Standard Life Aberdeen PLC	24,911	89,966
Tesco PLC	26,670	80,710
Unilever PLC	2,526	153,534
United Utilities Group PLC	6,734	80,833
Vodafone Group PLC	52,837	87,120
Wm Morrison Supermarkets PLC	30,376	72,832

		3,264,285

TOTAL COMMON STOCKS

(cost $33,100,421)		37,510,013

PREFERRED STOCKS 0.8%
Germany 0.6%

Bayerische Motoren Werke AG	1,272	84,059
Henkel AG & Co. KGaA	735	79,117
Volkswagen AG	423	71,317

		234,493

Italy 0.2%

Telecom Italia SpA	173,716	88,171

TOTAL PREFERRED STOCKS

(cost $312,495)		322,664

	Units

RIGHTS 0.0%
Germany 0.0%

KION Group AG (cost $–)*	831	295

TOTAL LONG-TERM INVESTMENTS (cost $33,412,916)		37,832,972

	Shares
SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUND 1.1%
PGIM Institutional Money Market Fund (cost $430,720; includes $430,664 of cash collateral for securities on loan)(b)(w)	430,885	430,713

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS (Continued)

TIME DEPOSIT 0.5%
Skandinaviska Enskilda Banken AB (Sweden) (cost $168,127)	0.010%	12/01/20	168	$168,127

TOTAL SHORT-TERM INVESTMENTS (cost $598,847)				598,840

TOTAL INVESTMENTS 99.9% (cost $34,011,763)				38,431,812

Other assets in excess of liabilities 0.1%				50,267

NET ASSETS 100.0%				$38,482,079

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $415,388; cash collateral of $430,664 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

*	Non-income producing security.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of November 30, 2020 were as follows (unaudited):

Machinery	6.3%
Chemicals	5.0
Banks	5.0
Pharmaceuticals	4.7
Electric Utilities	3.6
Real Estate Management &
Development	3.5
Equity Real Estate Investment
Trusts (REITs)	3.3
Diversified Telecommunication
Services	3.3
Food Products	3.1

Food & Staples Retailing	3.0%
Oil, Gas & Consumable Fuels	2.6
Automobiles	2.3
IT Services	2.1
Metals & Mining	2.1
Electronic Equipment, Instruments
& Components	2.0
Professional Services	1.9
Trading Companies & Distributors	1.9
Construction & Engineering	1.8
Building Products	1.8
Health Care Equipment & Supplies	1.8

Household Durables	1.7%
Insurance	1.6
Electrical Equipment	1.6
Semiconductors & Semiconductor
Equipment	1.5
Specialty Retail	1.5
Capital Markets	1.5
Beverages	1.5
Auto Components	1.5
Industrial Conglomerates	1.4
Household Products	1.4
Health Care Providers & Services	1.3
Commercial Services & Supplies	1.2
Affiliated Mutual Fund (1.1% represents investments purchased with collateral from securities on loan)	1.1
Entertainment	1.1
Textiles, Apparel & Luxury Goods	1.0
Gas Utilities	1.0
Diversified Financial Services	1.0
Marine	1.0
Media	1.0
Hotels, Restaurants & Leisure	0.9
Software	0.9
Multiline Retail	0.9
Construction Materials	0.9

Paper & Forest Products	0.8%
Wireless Telecommunication
Services	0.8
Tobacco	0.8
Multi-Utilities	0.8
Technology Hardware, Storage &
Peripherals	0.7
Interactive Media & Services	0.6
Air Freight & Logistics	0.6
Biotechnology	0.6
Leisure Products	0.5
Time Deposit	0.5
Road & Rail	0.4
Aerospace & Defense	0.4
Personal Products	0.4
Communications Equipment	0.4
Transportation Infrastructure	0.4
Water Utilities	0.4
Life Sciences Tools & Services	0.4
Independent Power & Renewable
Electricity Producers	0.4
Containers & Packaging	0.2
Internet & Direct Marketing Retail	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2020 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS 99.4%
Aerospace & Defense 2.0%
General Dynamics Corp.	257	$38,383
Huntington Ingalls Industries, Inc.	249	39,887
L3Harris Technologies, Inc.	197	37,822
Northrop Grumman Corp.	114	34,458
Raytheon Technologies Corp.	599	42,960
Teledyne Technologies, Inc.*	111	41,952

		235,462

Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	349	32,796
Expeditors International of Washington, Inc.	401	35,837
FedEx Corp.	147	42,127

		110,760

Auto Components 0.3%
BorgWarner, Inc.	988	38,384

Automobiles 0.4%
Ford Motor Co.	5,695	51,711

Banks 3.1%
Citigroup, Inc.	827	45,543
Citizens Financial Group, Inc.	1,462	47,749
Fifth Third Bancorp	1,782	45,156
Huntington Bancshares, Inc.	4,031	48,694
KeyCorp	3,052	47,184
US Bancorp	1,007	43,512
Wells Fargo & Co.	1,515	41,435
Zions Bancorp NA	1,252	48,315

		367,588

Beverages 1.7%
Coca-Cola Co. (The)	767	39,577
Constellation Brands, Inc. (Class A Stock)	210	43,226
Molson Coors Beverage Co. (Class B Stock)	1,062	48,852
Monster Beverage Corp.*	452	38,321
PepsiCo, Inc.	250	36,058

		206,034

Biotechnology 2.1%
AbbVie, Inc.	404	42,250
Alexion Pharmaceuticals, Inc.*	303	36,999
Amgen, Inc.	152	33,750
Biogen, Inc.*	131	31,462
Gilead Sciences, Inc.	565	34,279
Incyte Corp.*	412	34,831
Vertex Pharmaceuticals, Inc.*	134	30,519

		244,090

Building Products 1.7%
A.O. Smith Corp.	737	41,500
Carrier Global Corp.	1,184	45,075
Fortune Brands Home & Security, Inc.	424	35,404
Masco Corp.	633	33,973

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Trane Technologies PLC (Ireland)	295	$43,141

		199,093

Capital Markets 4.1%
Ameriprise Financial, Inc.	241	44,643
Bank of New York Mellon Corp. (The)	1,070	41,858
BlackRock, Inc. (Class A Stock)	63	43,996
Cboe Global Markets, Inc.	365	33,332
Franklin Resources, Inc.(a)	1,803	39,648
Intercontinental Exchange, Inc.	390	41,149
Moody’s Corp.	129	36,422
Morgan Stanley(a)	752	46,496
Nasdaq, Inc.	295	37,757
S&P Global, Inc.	107	37,641
State Street Corp.	608	42,852
T Rowe Price Group, Inc.	296	42,449

		488,243

Chemicals 3.5%
Air Products & Chemicals, Inc.	122	34,177
Celanese Corp. (Class A Stock)	328	42,420
Corteva, Inc.	1,351	51,770
DuPont de Nemours, Inc.	661	41,934
Eastman Chemical Co.	453	44,122
Ecolab, Inc.	180	39,987
FMC Corp.	333	38,632
Linde PLC (United Kingdom)	150	38,463
PPG Industries, Inc.	296	43,444
Sherwin-Williams Co. (The)	52	38,877

		413,826

Commercial Services & Supplies 1.6%
Cintas Corp.	111	39,438
Copart, Inc.*	341	39,368
Republic Services, Inc. (Class A Stock)	376	36,367
Rollins, Inc.	677	38,711
Waste Management, Inc.	307	36,573

		190,457

Communications Equipment 1.4%
Arista Networks, Inc.*	179	48,456
Cisco Systems, Inc.	911	39,191
F5 Networks, Inc.*	273	44,447
Juniper Networks, Inc.	1,590	34,614

		166,708

Construction & Engineering 0.4%
Quanta Services, Inc.(a)	715	48,863

Construction Materials 0.7%
Martin Marietta Materials, Inc.	162	43,032
Vulcan Materials Co.	279	38,962

		81,994

Containers & Packaging 1.8%
Amcor PLC (United Kingdom)	3,420	38,749
Avery Dennison Corp.	304	45,399

Description	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
International Paper Co.	884	$43,740
Sealed Air Corp.	954	42,987
Westrock Co.	1,042	43,983

		214,858

Distributors 0.7%
Genuine Parts Co.	371	36,495
LKQ Corp.*	1,350	47,547

		84,042

Diversified Telecommunication Services 0.9%
AT&T, Inc.	1,257	36,139
CenturyLink, Inc.	3,493	36,502
Verizon Communications, Inc.	561	33,890

		106,531

Electric Utilities 2.7%
Edison International	710	43,566
Evergy, Inc.	710	39,341
Eversource Energy	453	39,642
Exelon Corp.	940	38,606
FirstEnergy Corp.	1,254	33,306
NRG Energy, Inc.	1,242	40,675
Pinnacle West Capital Corp.	484	39,615
PPL Corp.	1,359	38,623

		313,374

Electrical Equipment 1.5%
AMETEK, Inc.	368	43,619
Eaton Corp. PLC(a)	384	46,507
Emerson Electric Co.	549	42,174
Rockwell Automation, Inc.	168	42,934

		175,234

Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp. (Class A Stock)	342	44,737
CDW Corp.	325	42,409
Corning, Inc.	1,133	42,397
FLIR Systems, Inc.	1,024	39,158
IPG Photonics Corp.*	217	44,921
Vontier Corp.*	196	6,502
Zebra Technologies Corp. (Class A Stock)*	134	50,708

		270,832

Entertainment 0.9%
Activision Blizzard, Inc.	458	36,402
Electronic Arts, Inc.*	268	34,237
Take-Two Interactive Software, Inc.*	215	38,809

		109,448

Equity Real Estate Investment Trusts (REITs) 5.1%
American Tower Corp.	148	34,218
Boston Properties, Inc.	445	43,681
Crown Castle International Corp.	224	37,536
Duke Realty Corp.	977	37,185
Equinix, Inc.	52	36,285
Federal Realty Investment Trust	485	42,302

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc.	1,298	$37,460
Host Hotels & Resorts, Inc.	3,446	48,347
Kimco Realty Corp.	3,157	45,587
Mid-America Apartment Communities, Inc.	289	36,460
Prologis, Inc.	386	38,619
Public Storage	163	36,587
Regency Centers Corp.	961	43,802
Vornado Realty Trust	1,070	41,634
Weyerhaeuser Co.	1,293	37,549

		597,252

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	103	40,352
Kroger Co. (The)	1,035	34,155
Walgreens Boots Alliance, Inc.	1,003	38,124
Walmart, Inc.	273	41,712

		154,343

Food Products 3.5%
Archer-Daniels-Midland Co.	762	37,925
Campbell Soup Co.	784	39,216
Conagra Brands, Inc.	1,078	39,412
General Mills, Inc.	574	34,911
Hershey Co. (The)	268	39,634
Hormel Foods Corp.	735	34,677
JM Smucker Co. (The)(a)	326	38,207
Kellogg Co.	571	36,493
Kraft Heinz Co. (The)	1,226	40,384
Mondelez International, Inc. (Class A Stock)	658	37,802
Tyson Foods, Inc. (Class A Stock)	572	37,294

		415,955

Health Care Equipment & Supplies 5.3%
Abbott Laboratories	341	36,903
ABIOMED, Inc.*	139	38,100
Baxter International, Inc.	453	34,460
Becton Dickinson & Co.	160	37,574
Boston Scientific Corp.*	928	30,763
Cooper Cos., Inc. (The)	106	35,533
Danaher Corp.	173	38,861
DENTSPLY SIRONA, Inc.	803	40,865
Edwards Lifesciences Corp.*	492	41,274
IDEXX Laboratories, Inc.*	107	49,325
Intuitive Surgical, Inc.*	54	39,207
Medtronic PLC (Ireland)	350	39,795
ResMed, Inc.(a)	205	42,968
STERIS PLC	226	43,801
Teleflex, Inc.	102	39,040
Zimmer Biomet Holdings, Inc.	264	39,368

		627,837

Health Care Providers & Services 4.1%
AmerisourceBergen Corp. (Class A Stock)	345	35,573
Anthem, Inc.	145	45,170
Centene Corp.*	659	40,627

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Cigna Corp.	221	$46,220
CVS Health Corp.	616	41,759
Henry Schein, Inc.*	576	37,043
Humana, Inc.(a)	92	36,848
Laboratory Corp. of America Holdings*	194	38,769
McKesson Corp.(a)	228	41,019
Quest Diagnostics, Inc.	311	38,558
UnitedHealth Group, Inc.	118	39,688
Universal Health Services, Inc. (Class B Stock)	336	43,875

		485,149

Health Care Technology 0.3%
Cerner Corp.	533	39,890

Hotels, Restaurants & Leisure 1.0%
Domino’s Pizza, Inc.	93	36,509
McDonald’s Corp.	166	36,095
Yum! Brands, Inc.	398	42,108

		114,712

Household Durables 2.6%
DR Horton, Inc.	474	35,313
Garmin Ltd. (Switzerland)	376	43,902
Lennar Corp. (Class A Stock)	448	33,985
Mohawk Industries, Inc.*	372	46,809
Newell Brands, Inc.	2,024	43,030
NVR, Inc.*	9	35,975
PulteGroup, Inc.	781	34,075
Whirlpool Corp.	199	38,727

		311,816

Household Products 1.5%
Church & Dwight Co., Inc.	391	34,318
Clorox Co. (The)	169	34,300
Colgate-Palmolive Co.	470	40,251
Kimberly-Clark Corp.	257	35,803
Procter & Gamble Co. (The)	259	35,967

		180,639

Independent Power & Renewable Electricity Producers 0.3%
AES Corp. (The)	1,964	40,144

Industrial Conglomerates 0.6%
3M Co.	218	37,655
Roper Technologies, Inc.	91	38,857

		76,512

Insurance 2.8%
Aflac, Inc.	985	43,271
Allstate Corp. (The)	367	37,562
Chubb Ltd. (Switzerland)	308	45,532
Cincinnati Financial Corp.	472	36,037
Hartford Financial Services Group, Inc. (The)	999	44,156
Loews Corp.	1,019	42,706
MetLife, Inc.	923	42,615

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	396	$34,496

		326,375

Interactive Media & Services 0.7%
Alphabet, Inc.,
(Class A Stock)*	24	42,105
(Class C Stock)*	24	42,258

		84,363

Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.*	12	38,017
Booking Holdings, Inc.*	20	40,569
eBay, Inc.	703	35,452

		114,038

IT Services 3.0%
Accenture PLC (Ireland) (Class A Stock)	151	37,613
Akamai Technologies, Inc.*	347	35,918
Automatic Data Processing, Inc.	269	46,774
Broadridge Financial Solutions, Inc.	280	41,126
Cognizant Technology Solutions Corp. (Class A Stock)	581	45,393
International Business Machines Corp.	297	36,685
Leidos Holdings, Inc.	391	39,374
Paychex, Inc.	456	42,476
VeriSign, Inc.*	169	33,922

		359,281

Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	363	42,435
IQVIA Holdings, Inc.*	234	39,544
Mettler-Toledo International, Inc.*	37	42,551
PerkinElmer, Inc.	298	39,634
Thermo Fisher Scientific, Inc.	84	39,058
Waters Corp.*	184	42,690

		245,912

Machinery 4.6%
Caterpillar, Inc.	243	42,183
Cummins, Inc.	175	40,455
Deere & Co.	165	43,167
Dover Corp.	365	44,541
Fortive Corp.	492	34,504
IDEX Corp.	199	38,437
Illinois Tool Works, Inc.	203	42,851
Otis Worldwide Corp.	616	41,235
PACCAR, Inc.	435	37,871
Parker-Hannifin Corp.	179	47,840
Pentair PLC (United Kingdom)	789	40,886
Stanley Black & Decker, Inc.	227	41,838
Westinghouse Air Brake Technologies Corp.	594	43,540

		539,348

Media 2.1%
Charter Communications, Inc. (Class A Stock)*	57	37,164
Comcast Corp. (Class A Stock)	817	41,046
Discovery, Inc. (Class C Stock)*	1,773	42,588

Description	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
DISH Network Corp. (Class A Stock)*	1,189	$42,649
News Corp. (Class A Stock)	2,431	42,907
ViacomCBS, Inc. (Class B Stock)	1,218	42,971

		249,325

Metals & Mining 0.4%
Nucor Corp.	784	42,101

Multiline Retail 1.1%
Dollar General Corp.	184	40,219
Dollar Tree, Inc.*	384	41,948
Target Corp.	232	41,651

		123,818

Multi-Utilities 2.0%
CenterPoint Energy, Inc.(a)	1,895	43,945
DTE Energy Co.	320	40,259
NiSource, Inc.	1,623	39,277
Public Service Enterprise Group, Inc.	648	37,765
Sempra Energy	301	38,372
WEC Energy Group, Inc.	402	38,170

		237,788

Oil, Gas & Consumable Fuels 1.7%
Cabot Oil & Gas Corp.	1,927	33,761
Chevron Corp.	474	41,323
EOG Resources, Inc.	932	43,692
Kinder Morgan, Inc.	2,799	40,250
Valero Energy Corp.	755	40,596

		199,622

Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	601	37,503
Eli Lilly & Co.	224	32,626
Johnson & Johnson	255	36,893
Merck & Co., Inc.	426	34,246
Perrigo Co. PLC (Ireland)	769	37,081
Pfizer, Inc.	1,019	39,038
Viatris, Inc.*	126	2,119
Zoetis, Inc. (Class A Stock)	222	35,604

		255,110

Professional Services 0.7%
Robert Half International, Inc.	634	40,690
Verisk Analytics, Inc. (Class A Stock)	210	41,645

		82,335

Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	778	47,567

Road & Rail 1.7%
CSX Corp.	504	45,385
JB Hunt Transport Services, Inc.	278	37,608
Norfolk Southern Corp.	166	39,345
Old Dominion Freight Line, Inc.	214	43,519
Union Pacific Corp.	182	37,143

		203,000

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	284	$39,499
Applied Materials, Inc.	610	50,313
Broadcom, Inc.	99	39,756
Intel Corp.	717	34,667
KLA Corp.	181	45,607
Micron Technology, Inc.*	670	42,940
Skyworks Solutions, Inc.	272	38,398
Teradyne, Inc.	468	51,639
Texas Instruments, Inc.	258	41,603

		384,422

Software 3.4%
Adobe, Inc.*	80	38,278
ANSYS, Inc.*	114	38,539
Autodesk, Inc.*	145	40,633
Cadence Design Systems, Inc.*	370	43,031
Citrix Systems, Inc.	261	32,343
Intuit, Inc.	121	42,594
Oracle Corp.	648	37,403
ServiceNow, Inc.*	76	40,626
Synopsys, Inc.*	181	41,177
Tyler Technologies, Inc.*	105	44,898

		399,522

Specialty Retail 2.1%
Advance Auto Parts, Inc.	239	35,300
AutoZone, Inc.*	31	35,267
Best Buy Co., Inc.	332	36,122
Home Depot, Inc. (The)	131	36,341
Lowe’s Cos., Inc.	222	34,592
O’Reilly Automotive, Inc.*	82	36,280
Tractor Supply Co.	270	38,019

		251,921

Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	3,849	42,493
NetApp, Inc.	826	44,034
Seagate Technology PLC	751	44,166

		130,693

Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. (Class B Stock)	306	41,218
Tapestry, Inc.	2,156	61,058

		102,276

Tobacco 0.6%
Altria Group, Inc.	929	37,002
Philip Morris International, Inc.	445	33,709

		70,711

Trading Companies & Distributors 1.2%
Fastenal Co.	829	40,994
United Rentals, Inc.*	213	48,347

Description			Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
WW Grainger, Inc.			114	$47,686

				137,027

TOTAL LONG-TERM INVESTMENTS (cost $9,747,821)				11,748,336

SHORT-TERM INVESTMENTS 3.2%
AFFILIATED MUTUAL FUND 2.8%
PGIM Institutional Money Market Fund (cost $332,622; includes $332,570 of cash collateral for securities on loan)(b)(w)			332,752	332,619

	Interest Rate	Maturity Date	Principal Amount (000)#
TIME DEPOSIT 0.4%
Skandinaviska Enskilda Banken AB (Sweden) (cost $45,810)	0.010%	12/01/20	46	45,810
TOTAL SHORT-TERM INVESTMENTS (cost $378,432)				378,429

TOTAL INVESTMENTS 102.6% (cost $10,126,253)				12,126,765

Liabilities in excess of other assets (2.6)%				(312,648)

NET ASSETS 100.0%				$ 11,814,117

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $321,045; cash collateral of $332,570 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2020 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS 99.1%
Aerospace & Defense 0.7%

AeroVironment, Inc.*	297	$25,361
Kaman Corp.(a)	428	22,380
Parsons Corp.*	496	16,219
Vectrus, Inc.*	462	22,024

		85,984

Air Freight & Logistics 0.5%

Air Transport Services Group, Inc.*	769	23,639
Atlas Air Worldwide Holdings, Inc.*	293	16,352
Forward Air Corp.	323	23,602

		63,593

Airlines 0.2%

Allegiant Travel Co. (Class A Stock)	144	24,507

Auto Components 1.0%

Dorman Products, Inc.*	205	18,936
Gentherm, Inc.(a)*	413	23,483
Patrick Industries, Inc.	323	20,362
Standard Motor Products, Inc.	428	19,812
XPEL, Inc.*	740	28,031

		110,624

Automobiles 0.2%

Winnebago Industries, Inc.	365	19,319

Banks 0.6%

Cambridge Bancorp	364	24,606
First Foundation, Inc.	1,377	24,456
Investors Bancorp, Inc.	2,501	24,210

		73,272

Beverages 0.9%

Coca-Cola Consolidated, Inc.	76	19,888
MGP Ingredients, Inc.	473	20,627
National Beverage Corp.*	288	28,233
NewAge, Inc.(a)*	10,792	37,017

		105,765

Biotechnology 14.4%

ADMA Biologics, Inc.(a)*	8,404	17,144
Aduro Biotech, Inc.*	1,571	0
Aeglea BioTherapeutics, Inc.*	2,543	21,768
Akebia Therapeutics, Inc.*	7,474	24,739
Alector, Inc.*	1,659	21,749
Allogene Therapeutics, Inc.*	489	15,183
Amicus Therapeutics, Inc.*	1,312	30,032
Arcus Biosciences, Inc.*	1,039	28,292
Ardelyx, Inc.*	3,415	21,514
Arena Pharmaceuticals, Inc.*	241	15,875
Assembly Biosciences, Inc.*	1,128	6,503
Atara Biotherapeutics, Inc.*	1,409	32,675
AVEO Pharmaceuticals, Inc.*	3,256	17,517
Avid Bioservices, Inc.*	2,431	22,171
Avrobio, Inc.*	1,404	19,333

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)

Axcella Health, Inc.*	3,930	$22,401
BioSpecifics Technologies Corp.*	347	30,675
Calithera Biosciences, Inc.*	5,286	25,954
Catabasis Pharmaceuticals, Inc.*	2,922	4,821
Catalyst Pharmaceuticals, Inc.*	5,771	21,122
Chinook Therapeutics, Inc.*	1,571	21,963
Cidara Therapeutics, Inc.*	6,310	14,765
Coherus Biosciences, Inc.*	1,015	18,737
Constellation Pharmaceuticals, Inc.*	925	23,439
Crinetics Pharmaceuticals, Inc.*	1,239	16,565
CytomX Therapeutics, Inc.*	2,726	20,499
DermTech, Inc.*	1,723	21,331
Dyadic International, Inc.*	2,468	14,462
Eagle Pharmaceuticals, Inc.*	442	20,111
Eiger BioPharmaceuticals, Inc.*	2,291	20,940
Emergent BioSolutions, Inc.(a)*	176	14,420
Enanta Pharmaceuticals, Inc.(a)*	413	17,016
Exicure, Inc.*	10,542	16,445
Fennec Pharmaceuticals, Inc.*	3,123	24,422
Frequency Therapeutics, Inc.*	826	23,706
G1 Therapeutics, Inc.*	1,491	27,226
Gossamer Bio, Inc.*	1,403	12,402
Halozyme Therapeutics, Inc.*	681	26,627
Heron Therapeutics, Inc.*	1,161	20,120
Intellia Therapeutics, Inc.*	859	33,733
Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)*	1,728	19,907
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	1,182	22,056
Krystal Biotech, Inc.*	426	23,404
Lexicon Pharmaceuticals, Inc.(a)*	11,691	17,887
Ligand Pharmaceuticals, Inc.(a)*	191	16,115
Magenta Therapeutics, Inc.*	2,682	19,176
MEI Pharma, Inc.*	5,902	16,998
MeiraGTx Holdings PLC*	1,441	20,347
Mustang Bio, Inc.*	5,827	21,560
Natera, Inc.*	260	22,950
NextCure, Inc.*	2,200	22,264
Oncocyte Corp.*	13,312	25,692
Organogenesis Holdings, Inc. (Class A Stock)*	4,606	23,721
Oyster Point Pharma, Inc.*	950	20,833
Pieris Pharmaceuticals, Inc.*	8,522	24,884
Prevail Therapeutics, Inc.*	1,707	17,531
PTC Therapeutics, Inc.*	382	23,902
Puma Biotechnology, Inc.*	1,720	19,350
Radius Health, Inc.*	1,688	26,637
Replimune Group, Inc.*	845	43,670
Rocket Pharmaceuticals, Inc.*	810	25,078
Sangamo Therapeutics, Inc.*	1,840	18,382
Soleno Therapeutics, Inc.*	9,805	19,218
Stoke Therapeutics, Inc.*	522	27,191
Sutro Biopharma, Inc.*	1,769	30,250
Syndax Pharmaceuticals, Inc.*	1,321	30,608

Description	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)

Translate Bio, Inc.*	1,382	$30,708
Turning Point Therapeutics, Inc.*	204	21,726
UNITY Biotechnology, Inc.(a)*	5,256	31,694
Veracyte, Inc.*	575	31,343
Verastem, Inc.*	14,361	28,866
Viela Bio, Inc.*	688	26,378
Voyager Therapeutics, Inc.*	1,558	12,963
Xencor, Inc.*	477	20,187
XOMA Corp.(a)*	962	31,852
Zentalis Pharmaceuticals, Inc.*	626	31,901

		1,675,626

Building Products 1.6%

Advanced Drainage Systems, Inc.	302	21,065
Apogee Enterprises, Inc.	847	22,225
Builders FirstSource, Inc.(a)*	564	21,099
CSW Industrials, Inc.	257	27,574
Gibraltar Industries, Inc.*	283	18,525
Masonite International Corp.*	190	19,010
PGT Innovations, Inc.*	1,141	21,245
Simpson Manufacturing Co., Inc.	189	17,369
UFP Industries, Inc.(a)	323	17,329

		185,441

Capital Markets 2.5%

Artisan Partners Asset Management, Inc. (Class A Stock)	472	21,240
Brightsphere Investment Group, Inc.	1,396	24,709
Cohen & Steers, Inc.	322	22,788
Cowen, Inc. (Class A Stock)	1,113	26,668
Federated Hermes, Inc. (Class B Stock)	836	22,438
GAMCO Investors, Inc. (Class A Stock)	1,606	22,934
Greenhill & Co., Inc.	1,631	21,236
Houlihan Lokey, Inc. (Class A Stock)	293	18,981
PJT Partners, Inc. (Class A Stock)	307	21,269
Pzena Investment Management, Inc. (Class A Stock)	3,441	22,917
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,687	22,420
StoneX Group, Inc.*	354	21,813
Virtus Investment Partners, Inc.	132	23,612

		293,025

Chemicals 2.4%

American Vanguard Corp.	1,290	19,556
Balchem Corp.	187	19,390
Chase Corp.	174	18,435
Ferro Corp.*	1,394	19,948
GCP Applied Technologies, Inc.*	868	20,389
Hawkins, Inc.	406	20,373
HB Fuller Co.	396	20,723
Ingevity Corp.*	341	22,704
Innospec, Inc.	285	23,453
Orion Engineered Carbons SA (Luxembourg)	1,454	22,624
PQ Group Holdings, Inc.*	1,793	22,933
Sensient Technologies Corp.	324	23,237

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)

Stepan Co.	175	$20,328

		274,093

Commercial Services & Supplies 1.3%

Brady Corp. (Class A Stock)	460	20,323
Cimpress PLC (Ireland)*	243	21,780
Healthcare Services Group, Inc.(a)	871	20,617
Interface, Inc. (Class A Stock)	2,858	23,850
McGrath RentCorp	328	20,874
Tetra Tech, Inc.	193	23,015
UniFirst Corp.	100	18,488

		148,947

Communications Equipment 1.7%

CalAmp Corp.*	2,271	20,712
Calix, Inc.*	1,011	23,941
Cambium Networks Corp.*	1,091	29,522
Casa Systems, Inc.*	4,366	23,183
Clearfield, Inc.*	923	21,949
Extreme Networks, Inc.*	4,459	25,060
Genasys, Inc.*	3,004	21,268
InterDigital, Inc.(a)	308	18,452
Viavi Solutions, Inc.*	1,389	18,814

		202,901

Construction & Engineering 1.6%

Comfort Systems USA, Inc.	352	17,737
Construction Partners, Inc. (Class A Stock)*	1,004	26,405
EMCOR Group, Inc.	270	23,269
IES Holdings, Inc.*	583	21,501
MasTec, Inc.*	395	22,400
MYR Group, Inc.*	482	24,645
Primoris Services Corp.	1,003	24,323
Sterling Construction Co., Inc.*	1,257	20,099

		180,379

Consumer Finance 0.5%

Curo Group Holdings Corp.	2,554	22,067
FirstCash, Inc.	320	20,557
Green Dot Corp. (Class A Stock)*	367	19,656

		62,280

Containers & Packaging 0.2%

Myers Industries, Inc.	1,321	22,444

Distributors 0.2%

Core-Mark Holding Co., Inc.	626	19,525

Diversified Consumer Services 1.0%

Collectors Universe, Inc.	347	26,771
Franchise Group, Inc.	774	20,736
Perdoceo Education Corp.*	1,492	16,919
Strategic Education, Inc.	192	18,027
WW International, Inc.*	981	28,949

		111,402

Description	Shares	Value

COMMON STOCKS (Continued)
Diversified Telecommunication Services 0.8%

Cogent Communications Holdings, Inc.	299	$17,384
IDT Corp. (Class B Stock)*	2,573	30,670
Ooma, Inc.*	1,389	21,682
Vonage Holdings Corp.*	1,806	23,225

		92,961

Electric Utilities 0.7%

Genie Energy Ltd. (Class B Stock)	2,423	20,111
MGE Energy, Inc.(a)	276	18,953
Otter Tail Corp.	456	18,158
Spark Energy, Inc. (Class A Stock)	2,171	20,147

		77,369

Electrical Equipment 0.8%

Allied Motion Technologies, Inc.	444	18,013
Atkore International Group, Inc.*	784	30,561
EnerSys	273	22,334
Vicor Corp.*	245	20,080

		90,988

Electronic Equipment, Instruments & Components 2.0%

ePlus, Inc.*	246	20,740
Fabrinet (Thailand)*	292	19,947
FARO Technologies, Inc.*	321	21,224
Insight Enterprises, Inc.*	342	24,446
Iteris, Inc.*	4,405	21,496
Luna Innovations, Inc.*	3,010	30,175
Methode Electronics, Inc.	644	22,553
Novanta, Inc.*	174	20,877
Plexus Corp.*	267	19,948
Rogers Corp.*	184	27,031

		228,437

Energy Equipment & Services 0.2%

Cactus, Inc. (Class A Stock)	960	22,272

Entertainment 0.2%

Glu Mobile, Inc.*	2,444	24,709

Equity Real Estate Investment Trusts (REITs) 3.5%

Alexander’s, Inc.	73	19,955
CareTrust REIT, Inc.	1,024	19,896
CatchMark Timber Trust, Inc. (Class A Stock)	2,013	19,305
Clipper Realty, Inc.	2,872	18,237
Community Healthcare Trust, Inc.	390	17,612
Easterly Government Properties, Inc.	765	16,570
EastGroup Properties, Inc.	138	18,813
Gladstone Commercial Corp.	1,056	19,103
Gladstone Land Corp.	1,123	16,340
LTC Properties, Inc.	525	19,446
Monmouth Real Estate Investment Corp.	1,313	19,472
National Health Investors, Inc.	292	18,881
National Storage Affiliates Trust	559	18,995
NexPoint Residential Trust, Inc.	409	18,123
Plymouth Industrial REIT, Inc.	1,415	18,593

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)

PS Business Parks, Inc.	135	$17,793
Saul Centers, Inc.	679	21,185
STAG Industrial, Inc.	588	17,511
Terreno Realty Corp.	314	18,193
UMH Properties, Inc.	1,368	19,603
Uniti Group, Inc.	1,834	18,853
Universal Health Realty Income Trust	318	19,217

		411,696

Food & Staples Retailing 0.6%

BJ’s Wholesale Club Holdings, Inc.*	464	19,019
Natural Grocers by Vitamin Cottage, Inc.	1,901	27,679
PriceSmart, Inc.	268	21,783

		68,481

Food Products 1.1%

B&G Foods, Inc.(a)	641	17,749
Calavo Growers, Inc.	286	20,486
Freshpet, Inc.*	170	23,270
John B Sanfilippo & Son, Inc.(a)	244	18,107
Lancaster Colony Corp.	100	16,933
Sanderson Farms, Inc.	154	21,056
Vital Farms, Inc.*	459	13,605

		131,206

Gas Utilities 1.1%

Brookfield Infrastructure Corp. (Canada) (Class A Stock)	325	21,661
Chesapeake Utilities Corp.	213	22,154
ONE Gas, Inc.	266	21,062
RGC Resources, Inc.	740	17,953
South Jersey Industries, Inc.	952	21,915
Southwest Gas Holdings, Inc.	292	18,761

		123,506

Health Care Equipment & Supplies 4.3%

Accuray, Inc.*	7,915	35,301
Antares Pharma, Inc.*	6,332	19,756
Atrion Corp.	28	16,800
Cardiovascular Systems, Inc.*	494	17,023
CONMED Corp.	235	23,944
CytoSorbents Corp.*	2,317	19,440
Electromed, Inc.*	1,748	17,637
Inari Medical, Inc.(a)*	272	18,787
Inogen, Inc.*	641	22,480
Integer Holdings Corp.*	310	22,348
iRadimed Corp.*	867	21,250
LivaNova PLC (United Kingdom)*	416	21,986
Meridian Bioscience, Inc.*	1,098	20,752
Merit Medical Systems, Inc.*	422	23,240
Natus Medical, Inc.*	1,075	22,489
Neogen Corp.*	234	17,367
NuVasive, Inc.*	371	17,185
OraSure Technologies, Inc.*	1,590	19,080
Repro-Med Systems, Inc.*	2,550	11,475
Retractable Technologies, Inc.*	2,904	33,628

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)

STAAR Surgical Co.*	324	$23,091
Surmodics, Inc.*	468	17,522
Utah Medical Products, Inc.	225	19,424
Zynex, Inc.*	1,079	15,063

		497,068

Health Care Providers & Services 3.1%

Addus HomeCare Corp.*	195	19,354
AMN Healthcare Services, Inc.*	313	20,395
Apollo Medical Holdings, Inc.*	1,066	19,423
BioTelemetry, Inc.(a)*	407	22,552
Castle Biosciences, Inc.*	365	17,359
CorVel Corp.*	214	19,164
Ensign Group, Inc. (The)	323	23,214
Hanger, Inc.*	1,108	25,141
LHC Group, Inc.*	88	17,276
Magellan Health, Inc.*	250	19,762
National Research Corp.	376	19,293
Option Care Health, Inc.*	1,411	22,223
Providence Service Corp. (The)*	222	30,145
Select Medical Holdings Corp.*	920	22,172
Tivity Health, Inc.*	1,299	23,941
US Physical Therapy, Inc.	213	22,625
Viemed Healthcare, Inc.*	2,086	20,338

		364,377

Health Care Technology 1.5%

Allscripts Healthcare Solutions, Inc.*	2,221	30,383
Evolent Health, Inc. (Class A Stock)*	1,481	21,519
HMS Holdings Corp.*	770	24,193
Inovalon Holdings, Inc. (Class A Stock)*	690	12,882
Omnicell, Inc.*	256	26,842
OptimizeRx Corp.*	837	22,114
Simulations Plus, Inc.	251	14,049
Vocera Communications, Inc.*	635	21,482

		173,464

Hotels, Restaurants & Leisure 1.6%

Bally’s Corp.	708	31,457
Golden Entertainment, Inc.*	1,282	21,345
Hilton Grand Vacations, Inc.*	906	25,132
Jack in the Box, Inc.	226	20,790
Marriott Vacations Worldwide Corp.(a)	194	24,702
Papa John’s International, Inc.	225	18,081
Texas Roadhouse, Inc. (Class A Stock)	294	22,285
Wingstop, Inc.	129	16,423

		180,215

Household Durables 2.0%

Cavco Industries, Inc.*	99	17,821
GoPro, Inc. (Class A Stock)*	4,080	28,519
Helen of Troy Ltd.*	96	19,391
Installed Building Products, Inc.*	181	17,886
iRobot Corp.*	236	18,510
KB Home	472	16,614

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Household Durables (cont’d.)

LGI Homes, Inc.*	158	$17,072
Meritage Homes Corp.*	169	15,235
Skyline Champion Corp.*	656	20,159
Taylor Morrison Home Corp. (Class A Stock)*	725	18,328
TopBuild Corp.(a)*	109	18,991
Universal Electronics, Inc.*	484	25,488

		234,014

Household Products 0.3%

Central Garden & Pet Co.*	486	19,460
Central Garden & Pet Co. (Class A Stock)*	516	19,035

		38,495

Independent Power & Renewable Electricity Producers 0.8%

Brookfield Renewable Corp. (Class A Stock)	329	26,040
Clearway Energy, Inc.,
(Class A Stock)	841	22,825
(Class C Stock)	765	22,392
Ormat Technologies, Inc.	313	24,667

		95,924

Industrial Conglomerates 0.2%

Raven Industries, Inc.	832	20,983

Insurance 0.5%

HCI Group, Inc.	359	18,722
James River Group Holdings Ltd. (Bermuda)	393	17,913
Universal Insurance Holdings, Inc.	1,265	17,659

		54,294

Interactive Media & Services 0.6%

Cargurus, Inc. (Class A Stock)*	831	20,817
QuinStreet, Inc.*	1,158	20,664
Yelp, Inc. (Class A Stock)*	819	26,159

		67,640

Internet & Direct Marketing Retail 0.5%

1-800-Flowers.com, Inc. (Class A Stock)*	711	16,666
PetMed Express, Inc.(a)	576	17,683
Shutterstock, Inc.	350	24,066

		58,415

IT Services 3.5%

Brightcove, Inc.*	1,802	30,093
Cardtronics PLC (United Kingdom) (Class A Stock)*	899	21,828
Cass Information Systems, Inc.	458	19,433
CSG Systems International, Inc.	421	18,263
EVERTEC, Inc. (Puerto Rico)	523	19,440
ExlService Holdings, Inc.*	282	23,479
Grid Dynamics Holdings, Inc.*	2,512	27,105
Hackett Group, Inc. (The)	1,565	22,035
KBR, Inc.	768	21,327
LiveRamp Holdings, Inc.*	344	20,127
ManTech International Corp. (Class A Stock)	258	19,858
MAXIMUS, Inc.	249	17,881
NIC, Inc.	908	21,279
Perficient, Inc.*	424	19,305

Description	Shares	Value

COMMON STOCKS (Continued)
IT Services (cont’d.)

Perspecta, Inc.	939	$21,052
PFSweb, Inc.*	2,506	17,016
Sykes Enterprises, Inc.*	536	20,170
TTEC Holdings, Inc.	338	22,869
Tucows, Inc. (Canada) (Class A Stock)*	268	19,430

		401,990

Leisure Products 0.7%

Johnson Outdoors, Inc. (Class A Stock)	201	16,804
Malibu Boats, Inc. (Class A Stock)*	349	19,889
Sturm Ruger & Co., Inc.	294	18,005
YETI Holdings, Inc.*	412	26,026

		80,724

Life Sciences Tools & Services 0.9%

Champions Oncology, Inc.*	1,900	21,603
ChromaDex Corp.*	4,470	22,171
Luminex Corp.	703	16,682
Medpace Holdings, Inc.*	166	21,308
Personalis, Inc.*	833	22,933

		104,697

Machinery 4.1%

Alamo Group, Inc.	174	23,615
Albany International Corp. (Class A Stock)	359	24,602
Blue Bird Corp.*	1,598	26,223
Douglas Dynamics, Inc.	519	20,303
ESCO Technologies, Inc.	210	20,769
Evoqua Water Technologies Corp.*	892	23,272
Federal Signal Corp.	595	18,463
Franklin Electric Co., Inc.	338	22,846
Gorman-Rupp Co. (The)	577	18,983
Helios Technologies, Inc.	469	23,089
John Bean Technologies Corp.	190	21,006
Kadant, Inc.	163	20,849
Meritor, Inc.*	855	22,572
Mueller Water Products, Inc. (Class A Stock)	1,906	22,624
Omega Flex, Inc.	127	17,999
Proto Labs, Inc.*	139	19,204
RBC Bearings, Inc.*	134	22,625
Rexnord Corp.	576	21,606
Shyft Group, Inc. (The)	1,058	27,434
SPX Corp.*	401	20,543
Tennant Co.	272	18,268
Watts Water Technologies, Inc. (Class A Stock)	186	21,790

		478,685

Media 0.8%

AMC Networks, Inc. (Class A Stock)(a)*	751	24,760
Gray Television, Inc.*	1,278	22,570
Meredith Corp.	1,431	29,121
TechTarget, Inc.*	414	21,735

		98,186

Metals & Mining 0.5%

Caledonia Mining Corp. PLC (South Africa)	1,035	14,935

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Metals & Mining (cont’d.)

Compass Minerals International, Inc.	309	$19,300
Materion Corp.	338	19,706

		53,941

Mortgage Real Estate Investment Trusts (REITs) 0.2%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	445	24,324

Multiline Retail 0.2%

Big Lots, Inc.	408	21,081

Paper & Forest Products 0.3%

Boise Cascade Co.	476	20,587
Louisiana-Pacific Corp.	583	19,956

		40,543

Personal Products 0.7%

Inter Parfums, Inc.	486	26,395
Lifevantage Corp.*	1,360	14,457
Medifast, Inc.	111	22,659
USANA Health Sciences, Inc.*	243	18,269

		81,780

Pharmaceuticals 5.5%

Aerie Pharmaceuticals, Inc.(a)*	1,653	20,514
Agile Therapeutics, Inc.*	6,375	17,977
Amneal Pharmaceuticals, Inc.*	4,737	18,711
Amphastar Pharmaceuticals, Inc.*	985	17,494
ANI Pharmaceuticals, Inc.*	657	19,421
Arvinas, Inc.*	793	19,191
Avenue Therapeutics, Inc.*	1,588	5,383
BioDelivery Sciences International, Inc.*	4,838	18,384
Cara Therapeutics, Inc.*	1,470	21,565
Cerecor, Inc.*	7,964	19,910
Chiasma, Inc.*	4,145	17,741
Collegium Pharmaceutical, Inc.*	1,026	18,971
Corcept Therapeutics, Inc.*	1,050	23,772
Durect Corp.*	10,481	19,390
Endo International PLC (Ireland)*	5,699	28,951
Fulcrum Therapeutics, Inc.*	2,323	26,552
Innoviva, Inc.*	1,709	17,868
Intersect ENT, Inc.*	1,102	21,081
Kala Pharmaceuticals, Inc.(a)*	2,288	17,068
NGM Biopharmaceuticals, Inc.*	1,161	27,516
Osmotica Pharmaceuticals PLC*	3,460	21,175
Pacira BioSciences, Inc.*	307	18,601
Phibro Animal Health Corp. (Class A Stock)(a)	1,022	19,305
Prestige Consumer Healthcare, Inc.*	480	17,074
Provention Bio, Inc.*	1,480	22,185
Relmada Therapeutics, Inc.*	483	17,175
scPharmaceuticals, Inc.*	2,454	22,626
SIGA Technologies, Inc.*	2,814	19,501
Strongbridge Biopharma PLC*	8,483	23,498
Supernus Pharmaceuticals, Inc.*	794	16,912
Tricida, Inc.*	2,056	15,029

Description	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)

Zogenix, Inc.*	1,013	$21,709

		632,250

Professional Services 1.8%

ASGN, Inc.*	268	20,952
CBIZ, Inc.*	745	18,044
CRA International, Inc.	448	20,541
Exponent, Inc.	250	20,752
Huron Consulting Group, Inc.*	458	20,184
ICF International, Inc.	284	20,570
Insperity, Inc.	279	23,855
Kforce, Inc.	556	22,824
Mastech Digital, Inc.*	973	17,319
TriNet Group, Inc.*	303	22,725

		207,766

Real Estate Management & Development 0.8%

Cushman & Wakefield PLC*	1,743	25,971
Griffin Industrial Realty, Inc.	319	22,732
Marcus & Millichap, Inc.*	630	22,586
RMR Group, Inc. (The) (Class A Stock)	587	21,742

		93,031

Road & Rail 0.7%

Marten Transport Ltd.	1,086	19,146
Saia, Inc.*	144	25,134
Universal Logistics Holdings, Inc.	874	18,800
Werner Enterprises, Inc.(a)	412	16,476

		79,556

Semiconductors & Semiconductor Equipment 5.1%

Advanced Energy Industries, Inc.*	269	25,948
Ambarella, Inc.*	351	27,424
Amkor Technology, Inc.*	1,481	21,830
Axcelis Technologies, Inc.*	818	22,070
Brooks Automation, Inc.	410	29,926
CEVA, Inc.*	488	19,169
CMC Materials, Inc.	132	20,365
Cohu, Inc.	1,036	29,412
CyberOptics Corp.*	557	14,905
Diodes, Inc.*	335	22,767
DSP Group, Inc.*	1,408	23,697
FormFactor, Inc.*	736	30,176
Ichor Holdings Ltd.*	840	26,796
Lattice Semiconductor Corp.*	634	26,533
MaxLinear, Inc. (Class A Stock)*	800	25,000
NeoPhotonics Corp.*	3,004	24,212
NVE Corp.	362	18,531
Onto Innovation, Inc.*	612	27,056
PDF Solutions, Inc.*	918	20,260
Power Integrations, Inc.	336	23,987
Semtech Corp.*	360	24,289
Silicon Laboratories, Inc.*	182	21,332
SMART Global Holdings, Inc.*	695	21,329
Synaptics, Inc.*	225	17,498

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)

Ultra Clean Holdings, Inc.*	801	$25,344

		589,856

Software 8.0%

A10 Networks, Inc.*	2,646	21,115
ACI Worldwide, Inc.*	665	21,666
Agilysys, Inc.*	741	27,684
Alarm.com Holdings, Inc.*	325	24,671
Altair Engineering, Inc. (Class A Stock)*	453	24,417
American Software, Inc. (Class A Stock)	1,271	20,870
Appfolio, Inc. (Class A Stock)*	127	20,692
Avaya Holdings Corp.*	1,291	24,025
Benefitfocus, Inc.*	1,533	22,060
Blackbaud, Inc.(a)	308	16,968
Bottomline Technologies DE, Inc.*	426	19,443
Box, Inc. (Class A Stock)*	1,032	19,288
ChannelAdvisor Corp.*	1,187	17,508
Cloudera, Inc.*	1,680	19,622
CommVault Systems, Inc.*	461	22,017
Cornerstone OnDemand, Inc.(a)*	518	22,870
Ebix, Inc.(a)	890	30,269
eGain Corp.*	1,376	15,604
Envestnet, Inc.*	233	18,701
Intelligent Systems Corp.*	465	18,260
J2 Global, Inc.*	253	22,671
MicroStrategy, Inc. (Class A Stock)*	121	41,475
Mimecast Ltd.*	432	19,431
Mitek Systems, Inc.*	1,410	16,610
Model N, Inc.*	517	17,816
OneSpan, Inc.*	840	16,615
Ping Identity Holding Corp.*	576	12,954
Progress Software Corp.	452	18,125
QAD, Inc. (Class A Stock)	430	24,652
Qualys, Inc.*	182	17,292
Rimini Street, Inc.*	5,577	24,316
Sailpoint Technologies Holdings, Inc.*	474	22,069
Sapiens International Corp. NV (Israel)	664	19,820
Smith Micro Software, Inc.(a)*	4,942	26,588
SPS Commerce, Inc.*	236	24,324
Telenav, Inc.*	4,883	23,194
Tenable Holdings, Inc.*	475	17,105
Varonis Systems, Inc.*	159	19,182
Verint Systems, Inc.*	402	22,898
VirnetX Holding Corp.(a)	3,534	19,154
Workiva, Inc. (Class A Stock)*	322	24,147
Xperi Holding Corp.	1,584	30,223
Yext, Inc.*	1,183	22,489

		930,900

Specialty Retail 2.2%

Aaron’s Holdings Co., Inc.	315	19,823
America’s Car-Mart, Inc.*	207	21,632
Asbury Automotive Group, Inc.*	185	20,863

Description	Shares	Value

COMMON STOCKS (Continued)
Specialty Retail (cont’d.)

Lithia Motors, Inc. (Class A Stock)	80	$23,144
Lumber Liquidators Holdings, Inc.*	838	24,201
Murphy USA, Inc.	138	17,692
OneWater Marine, Inc. (Class A Stock)*	864	24,157
Rent-A-Center, Inc.	648	21,915
RH*	51	23,111
Sleep Number Corp.*	377	26,160
Sportsman’s Warehouse Holdings, Inc.*	1,295	18,039
Winmark Corp.	105	18,900

		259,637

Technology Hardware, Storage & Peripherals 0.4%

Avid Technology, Inc.*	2,158	26,220
Super Micro Computer, Inc.*	623	17,575

		43,795

Textiles, Apparel & Luxury Goods 0.7%

Crocs, Inc.*	434	25,558
Deckers Outdoor Corp.*	84	21,386
Steven Madden Ltd.	930	29,267

		76,211

Thrifts & Mortgage Finance 1.2%

Axos Financial, Inc.*	748	25,058
Columbia Financial, Inc.*	1,655	23,782
Federal Agricultural Mortgage Corp. (Class C Stock)	283	19,159
Kearny Financial Corp.	2,468	24,409
PennyMac Financial Services, Inc.	312	17,984
Walker & Dunlop, Inc.	351	28,083

		138,475

Tobacco 0.4%

Turning Point Brands, Inc.	650	25,363
Vector Group Ltd.	1,742	19,580

		44,943

Trading Companies & Distributors 1.4%

Applied Industrial Technologies, Inc.	332	26,039
CAI International, Inc.	661	20,921
Foundation Building Materials, Inc.*	1,135	21,837
Herc Holdings, Inc.*	466	26,692
SiteOne Landscape Supply, Inc.*	152	20,991
Systemax, Inc.	781	24,031
Transcat, Inc.*	615	19,496

		160,007

Water Utilities 0.9%

American States Water Co.	228	16,831
California Water Service Group	379	18,753
Middlesex Water Co.	292	19,999
Pure Cycle Corp.*	1,910	18,221
SJW Group	268	17,581
York Water Co. (The)	420	18,917

		110,302

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description			Shares	Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services 0.2%

Shenandoah Telecommunications Co.			412	$18,309

TOTAL COMMON STOCKS
(cost $9,596,946)				11,486,630

PREFERRED STOCK 0.2%
Biotechnology 0.2%

Travere Therapeutics, Inc.*			979	22,448
(cost $14,667)

TOTAL LONG-TERM INVESTMENTS
(cost $9,611,613)				11,509,078

SHORT-TERM INVESTMENTS 5.9%
AFFILIATED MUTUAL FUND 5.3%
PGIM Institutional Money Market Fund (cost $608,751; includes $608,666 of cash collateral for securities on loan)(b)(w)			609,084	608,841

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.6%
Skandinaviska Enskilda Banken AB (Sweden) (cost $74,632)	0.010%	12/01/20	75	74,632
TOTAL SHORT-TERM INVESTMENTS (cost $683,383)				683,473

TOTAL INVESTMENTS 105.2% (cost $10,294,996)				12,192,551

Liabilities in excess of other assets (5.2)%				(603,204)

NET ASSETS 100.0%				$ 11,589,347

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $540,511; cash collateral of $608,666 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2020 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS 99.3%
Aerospace & Defense 1.0%

AAR Corp.	476	$13,504
Ducommun, Inc.*	283	14,071
Kaman Corp.	249	13,020
Moog, Inc. (Class A Stock)	160	12,378
National Presto Industries, Inc.	117	9,951
Park Aerospace Corp.	909	11,571
Parsons Corp.*	282	9,221
Vectrus, Inc.*	261	12,442

		96,158

Air Freight & Logistics 0.5%

Atlas Air Worldwide Holdings, Inc.*	165	9,208
Echo Global Logistics, Inc.*	384	10,902
Forward Air Corp.	182	13,299
Hub Group, Inc. (Class A Stock)*	218	11,907

		45,316

Airlines 0.4%

Mesa Air Group, Inc.*	3,352	21,386
SkyWest, Inc.	330	14,167

		35,553

Auto Components 0.7%

Cooper Tire & Rubber Co.	329	13,071
Goodyear Tire & Rubber Co. (The)	1,331	13,869
Modine Manufacturing Co.*	1,636	17,865
Patrick Industries, Inc.	183	11,537
Standard Motor Products, Inc.	231	10,693

		67,035

Banks 21.7%

1st Constitution Bancorp	817	13,350
1st Source Corp.	333	12,428
ACNB Corp.	493	12,281
Amalgamated Bank (Class A Stock)	967	12,300
Amerant Bancorp, Inc. (Class A Stock)*	1,012	15,028
American National Bankshares, Inc.	488	12,678
Ameris Bancorp	408	13,876
Ames National Corp.	597	12,841
Atlantic Capital Bancshares, Inc.*	915	12,847
Atlantic Union Bankshares Corp.	486	14,536
Bancorp, Inc. (The)*	1,195	14,101
Bank of Commerce Holdings	1,449	13,635
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	455	14,405
Bank of Princeton (The)	557	13,273
BankFinancial Corp.	1,404	11,330
Bankwell Financial Group, Inc.	693	12,682
BayCom Corp.*	975	14,040
BCB Bancorp, Inc.	1,252	12,733
Berkshire Hills Bancorp, Inc.	1,045	17,138
Boston Private Financial Holdings, Inc.	1,831	13,110
Bridge Bancorp, Inc.	586	13,079
Brookline Bancorp, Inc.	1,177	13,382
Bryn Mawr Bank Corp.	407	12,137

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

Byline Bancorp, Inc.	901	$13,812
C&F Financial Corp.	354	13,275
Cambridge Bancorp	206	13,926
Camden National Corp.	341	11,713
Capital Bancorp, Inc.*	1,101	13,091
Capstar Financial Holdings, Inc.	1,073	12,930
Carter Bankshares, Inc.	1,545	14,477
Cathay General Bancorp(a)	468	13,221
CB Financial Services, Inc.	544	12,180
CBTX, Inc.	621	13,631
Central Pacific Financial Corp.	747	12,243
Central Valley Community Bancorp	829	11,813
Chemung Financial Corp.	358	12,011
Citizens & Northern Corp.	630	11,434
Civista Bancshares, Inc.	814	13,700
CNB Financial Corp.	694	13,658
Codorus Valley Bancorp, Inc.	733	12,307
Colony Bankcorp, Inc.	986	14,060
Community Financial Corp. (The)	490	13,421
Community Trust Bancorp, Inc.	355	12,017
ConnectOne Bancorp, Inc.	716	12,695
Customers Bancorp, Inc.*	925	15,623
Dime Community Bancshares, Inc.	911	13,164
Eagle Bancorp Montana, Inc.	577	11,892
Eagle Bancorp, Inc.(a)	387	14,234
Enterprise Bancorp, Inc.	498	12,888
Enterprise Financial Services Corp.	352	11,972
Equity Bancshares, Inc. (Class A Stock)*	682	13,828
Esquire Financial Holdings, Inc.*	711	13,296
Evans Bancorp, Inc.	435	11,736
Farmers National Banc Corp.	923	11,574
FB Financial Corp.	409	13,055
Financial Institutions, Inc.	663	13,267
First Bancorp	483	15,157
First BanCorp (Puerto Rico)	1,797	14,268
First Bancorp, Inc. (The)	502	12,163
First Bancshares, Inc. (The)	446	12,203
First Bank	1,518	14,102
First Busey Corp.	636	12,726
First Business Financial Services, Inc.	708	13,374
First Choice Bancorp	783	12,943
First Commonwealth Financial Corp.	1,249	12,078
First Community Bankshares, Inc.	567	11,947
First Financial Bancorp	851	13,659
First Financial Corp.	323	12,232
First Foundation, Inc.	777	13,800
First Guaranty Bancshares, Inc.	816	13,725
First Internet Bancorp	678	17,343
First Merchants Corp.	439	14,627
First Mid Bancshares, Inc.	391	11,750
First Midwest Bancorp, Inc.	929	12,997

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

First Northwest Bancorp	1,054	$15,810
First of Long Island Corp. (The)	697	11,717
First United Corp.	878	13,416
First Western Financial, Inc.*	807	13,638
Flushing Financial Corp.	868	12,326
Franklin Financial Services Corp.	482	13,713
Fulton Financial Corp.	1,087	13,392
FVCBankcorp, Inc.*	988	12,844
Great Southern Bancorp, Inc.	279	12,806
Great Western Bancorp, Inc.	725	11,912
Hancock Whitney Corp.	493	13,848
Hanmi Financial Corp.	1,275	12,431
HarborOne Bancorp, Inc.	1,314	12,890
Hawthorn Bancshares, Inc.	520	11,440
HBT Financial, Inc.	908	12,694
Heartland Financial USA, Inc.	337	13,136
Heritage Commerce Corp.	1,545	13,009
Hilltop Holdings, Inc.	498	11,997
Home BancShares, Inc.(a)	674	12,476
HomeTrust Bancshares, Inc.	747	12,721
Hope Bancorp, Inc.	1,345	12,751
Horizon Bancorp, Inc.	976	13,957
Howard Bancorp, Inc.*	1,140	14,068
Independent Bank Corp.	738	12,553
International Bancshares Corp.	389	12,607
Investar Holding Corp.	761	12,374
Investors Bancorp, Inc.	1,411	13,658
Lakeland Bancorp, Inc.	1,009	12,128
Landmark Bancorp Incnhattan KS	491	12,216
LCNB Corp.	760	11,248
Level One Bancorp, Inc.	608	11,595
Limestone Bancorp, Inc.*	1,007	12,245
Macatawa Bank Corp.	1,547	12,005
Mackinac Financial Corp.	1,105	13,448
MainStreet Bancshares, Inc.*	752	12,190
Mercantile Bank Corp.	565	14,029
Meridian Corp.	672	12,499
Metropolitan Bank Holding Corp.*	368	12,173
Mid Penn Bancorp, Inc.	564	13,107
Midland States Bancorp, Inc.	785	13,306
MidWestOne Financial Group, Inc.	570	13,258
MVB Financial Corp.	663	13,346
NBT Bancorp, Inc.	379	11,351
Northeast Bank	600	13,068
Northrim BanCorp, Inc.	400	12,708
Oak Valley Bancorp	894	16,020
OceanFirst Financial Corp.	730	11,512
OFG Bancorp (Puerto Rico)	836	14,003
Ohio Valley Banc Corp.	448	10,326
Old Second Bancorp, Inc.	1,322	12,771
Origin Bancorp, Inc.	484	12,444

PGIM QMA Strategic Alpha Small-Cap Value

ETF Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

Orrstown Financial Services, Inc.	797	$12,848
Parke Bancorp, Inc.	876	12,579
PCB Bancorp	1,146	12,480
Peapack-Gladstone Financial Corp.	672	14,791
Penns Woods Bancorp, Inc.	513	13,112
Peoples Bancorp of North Carolina, Inc.	643	15,998
Peoples Financial Services Corp.	293	11,081
Premier Financial Bancorp, Inc.	950	12,644
QCR Holdings, Inc.	363	12,658
RBB Bancorp	900	13,356
Reliant Bancorp, Inc.	744	13,161
Republic Bancorp, Inc. (Class A Stock)	362	12,779
Republic First Bancorp, Inc.*	4,971	15,460
Richmond Mutual BanCorp, Inc.	968	12,139
SB Financial Group, Inc.	811	13,884
Select Bancorp, Inc.*	1,278	11,694
Shore Bancshares, Inc.	913	12,645
Sierra Bancorp	611	13,442
Simmons First National Corp. (Class A Stock)	612	11,934
SmartFinancial, Inc.	754	13,316
South Plains Financial, Inc.	858	15,144
Southern First Bancshares, Inc.*	431	13,749
Southern National Bancorp of Virginia, Inc.	1,192	13,040
Spirit of Texas Bancshares, Inc.	911	14,230
Summit Financial Group, Inc.	679	14,218
Texas Capital Bancshares, Inc.*	334	18,671
Tompkins Financial Corp.	182	11,577
TriCo Bancshares	418	13,694
United Bankshares, Inc.	474	13,879
United Community Banks, Inc.	607	14,513
United Security Bancshares	1,525	10,751
Unity Bancorp, Inc.	923	16,236
Univest Financial Corp.	643	11,773
Valley National Bancorp	1,489	13,609
Veritex Holdings, Inc.	581	12,602
Washington Trust Bancorp, Inc.	308	12,111
WesBanco, Inc.	504	14,430

		2,125,856

Beverages 0.3%

NewAge, Inc.(a)*	6,089	20,885
Primo Water Corp.	746	11,213

		32,098

Biotechnology 2.8%

Abeona Therapeutics, Inc.*	9,441	15,294
Aeglea BioTherapeutics, Inc.*	1,435	12,284
Aptinyx, Inc. (Class A Stock)*	3,186	12,648
Assembly Biosciences, Inc.*	636	3,666
G1 Therapeutics, Inc.*	841	15,357
GlycoMimetics, Inc.*	3,156	11,867
Gossamer Bio, Inc.*	793	7,010
Ideaya Biosciences, Inc.*	844	11,765

Description	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)

Jounce Therapeutics, Inc.*	1,370	$9,795
Kezar Life Sciences, Inc.*	2,232	14,687
Myriad Genetics, Inc.(a)*	812	14,242
Natera, Inc.*	147	12,976
OPKO Health, Inc.*	3,392	15,739
Orgenesis, Inc.*	2,062	10,021
Prothena Corp. PLC (Ireland)*	974	11,026
Rubius Therapeutics, Inc.*	2,017	12,647
Savara, Inc.*	8,721	11,686
Vanda Pharmaceuticals, Inc.*	1,103	13,468
Verastem, Inc.(a)*	8,103	16,287
Viking Therapeutics, Inc.*	1,718	11,047
X4 Pharmaceuticals, Inc.*	1,588	10,481
XBiotech, Inc.(a)*	531	10,121
Xencor, Inc.*	269	11,384

		275,498

Building Products 1.2%

American Woodmark Corp.*	132	11,551
Apogee Enterprises, Inc.	478	12,543
Caesarstone Ltd. (Israel)	1,058	12,632
Gibraltar Industries, Inc.*	160	10,474
Griffon Corp.	510	10,633
Insteel Industries, Inc.	537	12,421
PGT Innovations, Inc.*	587	10,930
Quanex Building Products Corp.	551	11,351
Resideo Technologies, Inc.*	924	17,085
UFP Industries, Inc.(a)	183	9,818

		119,438

Capital Markets 2.2%

Artisan Partners Asset Management, Inc. (Class A Stock)	267	12,015
B. Riley Financial, Inc.	408	14,745
BGC Partners, Inc. (Class A Stock)	4,288	17,753
Blucora, Inc.*	1,133	14,774
Cowen, Inc. (Class A Stock)	633	15,167
Diamond Hill Investment Group, Inc.	82	11,219
Donnelley Financial Solutions, Inc.*	770	12,543
Federated Hermes, Inc. (Class B Stock)	430	11,541
Oppenheimer Holdings, Inc. (Class A Stock)	489	14,421
Piper Sandler Cos.	143	13,180
Silvercrest Asset Management Group, Inc. (Class A Stock)	952	12,652
Stifel Financial Corp.	202	13,999
Virtus Investment Partners, Inc.	75	13,416
Waddell & Reed Financial, Inc. (Class A Stock)(a)	662	10,897
Westwood Holdings Group, Inc.	884	10,537
WisdomTree Investments, Inc.	2,951	12,630

		211,489

Chemicals 2.0%

AdvanSix, Inc.*	814	14,465
Avient Corp.	385	14,072
Balchem Corp.	106	10,991
Ferro Corp.*	832	11,906

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)

Hawkins, Inc.	231	$11,592
HB Fuller Co.	225	11,774
Innospec, Inc.	161	13,249
Koppers Holdings, Inc.*	493	13,345
Kronos Worldwide, Inc.	810	11,137
Minerals Technologies, Inc.	217	13,165
Orion Engineered Carbons SA (Luxembourg)	820	12,759
PQ Group Holdings, Inc.*	1,011	12,931
Sensient Technologies Corp.	194	13,914
Stepan Co.	94	10,919
Trecora Resources*	1,662	11,252
Tredegar Corp.	655	10,355

		197,826

Commercial Services & Supplies 2.1%

ABM Industries, Inc.	275	10,587
ACCO Brands Corp.	1,689	12,938
Brady Corp. (Class A Stock)	260	11,487
BrightView Holdings, Inc.*	887	12,099
CECO Environmental Corp.*	1,520	11,248
Cimpress PLC (Ireland)*	137	12,279
Deluxe Corp.(a)	416	10,708
Ennis, Inc.	533	8,725
Herman Miller, Inc.	339	12,082
HNI Corp.	323	11,777
Interface, Inc. (Class A Stock)	1,613	13,460
Knoll, Inc.	783	10,696
Matthews International Corp. (Class A Stock)	459	12,269
McGrath RentCorp	177	11,264
PICO Holdings, Inc.*	1,202	10,481
Steelcase, Inc. (Class A Stock)	1,039	12,624
UniFirst Corp.	57	10,538
VSE Corp.	323	11,047

		206,309

Communications Equipment 0.8%

CalAmp Corp.*	1,350	12,312
InterDigital, Inc.(a)	175	10,484
NETGEAR, Inc.*	342	10,879
NetScout Systems, Inc.*	472	11,054
PCTEL, Inc.*	1,765	11,102
Ribbon Communications, Inc.*	2,708	18,577

		74,408

Construction & Engineering 1.7%

API Group Corp., 144A*	721	11,175
Arcosa, Inc.(a)	247	12,817
Argan, Inc.(a)	242	11,130
Comfort Systems USA, Inc.	199	10,028
Concrete Pumping Holdings, Inc.*	2,734	10,663
Construction Partners, Inc. (Class A Stock)*	554	14,570
EMCOR Group, Inc.	149	12,841
Great Lakes Dredge & Dock Corp.*	1,072	12,103
IES Holdings, Inc.*	329	12,133

Description	Shares	Value

COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)

MasTec, Inc.*	239	$13,554
MYR Group, Inc.*	272	13,907
Northwest Pipe Co.*	355	10,217
Primoris Services Corp.	570	13,822
Tutor Perini Corp.*	878	11,871

		170,831

Construction Materials 0.3%

Summit Materials, Inc. (Class A Stock)*	611	11,609
United States Lime & Minerals, Inc.	120	13,284

		24,893

Consumer Finance 0.8%

Encore Capital Group, Inc.*	261	8,910
Enova International, Inc.*	669	13,989
EZCORP, Inc. (Class A Stock)*	2,006	10,211
Green Dot Corp. (Class A Stock)*	209	11,194
Navient Corp.	1,247	11,684
Nelnet, Inc. (Class A Stock)	169	11,475
Regional Management Corp.	564	15,076

		82,539

Containers & Packaging 0.5%

Greif, Inc.,
(Class A Stock)	307	14,923
(Class B Stock)	230	11,339
Myers Industries, Inc.	698	11,859
UFP Technologies, Inc.*	256	11,282

		49,403

Distributors 0.2%

Core-Mark Holding Co., Inc.	353	11,010
Weyco Group, Inc.	656	11,756

		22,766

Diversified Consumer Services 0.7%

Adtalem Global Education, Inc.*	408	11,681
American Public Education, Inc.*	344	10,678
Collectors Universe, Inc.	196	15,121
Franchise Group, Inc.	437	11,707
WW International, Inc.*	553	16,319

		65,506

Diversified Financial Services 0.4%

Banco Latinoamericano de Comercio Exterior SA (Panama)
(Class E Stock)	887	13,101
Cannae Holdings, Inc.*	287	11,314
Marlin Business Services Corp.	1,301	13,517

		37,932

Diversified Telecommunication Services 0.8%

Alaska Communications Systems Group, Inc.	5,250	16,065
ATN International, Inc.	203	9,935
Consolidated Communications Holdings, Inc.*	1,762	9,867
Liberty Latin America Ltd.,
(Class A Stock)*	1,235	14,018
(Class C Stock)*	1,242	14,047

PGIM QMA Strategic Alpha Small-Cap Value

ETF Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)

Vonage Holdings Corp.*	1,027	$13,207

		77,139

Electric Utilities 0.4%

ALLETE, Inc.	184	10,348
MGE Energy, Inc.(a)	157	10,781
Otter Tail Corp.	260	10,353
Portland General Electric Co.	289	11,959

		43,441

Electrical Equipment 1.0%

AZZ, Inc.	294	13,110
Encore Wire Corp.	206	10,644
EnerSys	156	12,762
LSI Industries, Inc.	1,457	11,394
Powell Industries, Inc.	421	10,874
Preformed Line Products Co.	196	11,887
Thermon Group Holdings, Inc.*	926	13,094
Ultralife Corp.*	1,620	10,935

		94,700

Electronic Equipment, Instruments & Components 2.3%

Bel Fuse, Inc. (Class B Stock)	968	14,191
Belden, Inc.	313	12,044
Benchmark Electronics, Inc.	462	11,236
CTS Corp.	465	14,164
Daktronics, Inc.	2,510	11,320
ePlus, Inc.*	152	12,815
Insight Enterprises, Inc.*	183	13,081
Kimball Electronics, Inc.*	860	13,253
Knowles Corp.*	674	11,445
Methode Electronics, Inc.	364	12,747
PC Connection, Inc.	233	10,636
Plexus Corp.*	144	10,758
Rogers Corp.*	104	15,279
Sanmina Corp.*	400	12,726
ScanSource, Inc.*	515	12,927
TTM Technologies, Inc.*	934	12,198
Vishay Intertechnology, Inc.(a)	643	12,448
Vishay Precision Group, Inc.*	412	12,051

		225,319

Energy Equipment & Services 2.0%

Bristow Group, Inc.*	494	10,991
Cactus, Inc. (Class A Stock)	506	11,739
ChampionX Corp.*	1,245	14,791
Exterran Corp.*	2,333	9,892
Helix Energy Solutions Group, Inc.*	4,084	15,356
Matrix Service Co.*	1,262	12,090
Nabors Industries Ltd.(a)	388	20,327
National Energy Services Reunited Corp.*	1,482	12,953
Newpark Resources, Inc.*	8,299	12,448
Oil States International, Inc.*	3,430	15,229
Select Energy Services, Inc. (Class A Stock)*	2,498	10,567
Tidewater, Inc.*	1,498	14,246

Description	Shares	Value

COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)

Transocean Ltd.(a)*	11,753	$21,743
US Silica Holdings, Inc.	3,330	14,386

		196,758

Entertainment 0.2%

Marcus Corp. (The)	1,256	14,745
Equity Real Estate Investment Trusts (REITs) 6.7%

Acadia Realty Trust	977	13,873
Alexander & Baldwin, Inc.	919	14,382
American Assets Trust, Inc.	420	12,050
American Finance Trust, Inc.	1,625	11,992
Armada Hoffler Properties, Inc.	1,027	10,896
BRT Apartments Corp.	852	11,127
CatchMark Timber Trust, Inc. (Class A Stock)	1,144	10,971
Chatham Lodging Trust	1,336	14,709
City Office REIT, Inc. (Canada)	1,336	11,717
Colony Capital, Inc.	3,769	16,282
Columbia Property Trust, Inc.	922	12,889
CoreCivic, Inc.	1,247	8,841
CorePoint Lodging, Inc.	1,902	12,382
DiamondRock Hospitality Co.	1,943	14,611
Diversified Healthcare Trust	2,907	12,820
EastGroup Properties, Inc.	78	10,634
Farmland Partners, Inc.	1,536	12,257
Franklin Street Properties Corp.	2,673	12,403
Front Yard Residential Corp. (Virgin Islands)	1,154	18,833
GEO Group, Inc. (The)(a)	873	8,250
Getty Realty Corp.	394	11,186
Gladstone Commercial Corp.	538	9,732
Global Net Lease, Inc.	609	10,164
Hersha Hospitality Trust (Class A Stock)	1,710	13,851
Investors Real Estate Trust	146	10,132
Kite Realty Group Trust	867	12,485
Lexington Realty Trust	957	9,771
LTC Properties, Inc.	268	9,927
Monmouth Real Estate Investment Corp.	701	10,396
National Health Investors, Inc.	166	10,734
NexPoint Residential Trust, Inc.	231	10,236
Office Properties Income Trust	480	10,968
One Liberty Properties, Inc.	574	10,206
Pebblebrook Hotel Trust	817	15,114
Piedmont Office Realty Trust, Inc. (Class A Stock)	734	11,472
PotlatchDeltic Corp.	265	12,333
Preferred Apartment Communities, Inc. (Class A Stock)	1,802	14,074
Retail Properties of America, Inc. (Class A Stock)	1,756	14,224
Retail Value, Inc.*	758	11,673
RLJ Lodging Trust	1,148	14,155
RPT Realty	1,796	13,165
Sabra Health Care REIT, Inc.	696	11,470
Service Properties Trust	1,359	16,118
SITE Centers Corp.	1,417	14,297
STAG Industrial, Inc.	332	9,887

PGIM QMA Strategic Alpha Small-Cap Value

ETF Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)

Summit Hotel Properties, Inc.	1,956	$16,998
UMH Properties, Inc.	778	11,149
Universal Health Realty Income Trust	179	10,817
Urban Edge Properties	1,013	13,149
Urstadt Biddle Properties, Inc. (Class A Stock)	1,116	15,669
Washington Real Estate Investment Trust	504	11,698
Whitestone REIT (Class B Stock)	1,662	12,498
Xenia Hotels & Resorts, Inc.	1,142	16,091

		657,758

Food & Staples Retailing 0.8%

Andersons, Inc. (The)	514	11,683
Ingles Markets, Inc. (Class A Stock)(a)	275	10,337
PriceSmart, Inc.	152	12,355
SpartanNash Co.	633	11,951
United Natural Foods, Inc.*	536	9,246
Village Super Market, Inc. (Class A Stock)	413	9,565
Weis Markets, Inc.(a)	200	9,526

		74,663

Food Products 0.5%

Alico, Inc.	361	11,187
B&G Foods, Inc.(a)	362	10,024
Fresh Del Monte Produce, Inc.	414	10,511
Seneca Foods Corp. (Class A Stock)*	295	12,355

		44,077

Gas Utilities 0.8%

Brookfield Infrastructure Corp. (Canada) (Class A Stock)	184	12,264
New Jersey Resources Corp.	386	12,750
ONE Gas, Inc.	151	11,956
RGC Resources, Inc.	421	10,213
South Jersey Industries, Inc.	537	12,362
Southwest Gas Holdings, Inc.	149	9,573
Spire, Inc.	195	12,472

		81,590

Health Care Equipment & Supplies 1.0%

Inogen, Inc.*	362	12,695
Integer Holdings Corp.*	175	12,616
IntriCon Corp.*	853	14,791
LivaNova PLC (United Kingdom)*	235	12,420
Meridian Bioscience, Inc.*	619	11,699
Natus Medical, Inc.(a)*	606	12,677
OraSure Technologies, Inc.*	968	11,616
Utah Medical Products, Inc.	127	10,964

		99,478

Health Care Providers & Services 1.3%

American Renal Associates Holdings, Inc.*	1,573	17,948
Brookdale Senior Living, Inc.*	4,084	17,316
Covetrus, Inc.*	422	11,401
Cross Country Healthcare, Inc.*	1,623	14,120
Magellan Health, Inc.*	143	11,304
MEDNAX, Inc.*	608	12,288
National HealthCare Corp.	158	9,831

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)

Owens & Minor, Inc.	474	$12,210
Patterson Cos., Inc.	445	12,353
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	534	11,967

		130,738

Health Care Technology 0.6%

Allscripts Healthcare Solutions, Inc.*	1,253	17,141
Computer Programs & Systems, Inc.	373	10,604
Evolent Health, Inc. (Class A Stock)*	836	12,147
HealthStream, Inc.*	467	8,724
NextGen Healthcare, Inc.*	805	14,281

		62,897

Hotels, Restaurants & Leisure 0.7%

Biglari Holdings, Inc. (Class B Stock)*	112	12,544
Bluegreen Vacations Holding Corp. (Class A Stock)	716	9,100
Jack in the Box, Inc.	128	11,775
Marriott Vacations Worldwide Corp.(a)	110	14,006
Nathan’s Famous, Inc.	181	10,281
Papa John’s International, Inc.	128	10,286

		67,992

Household Durables 2.2%

Beazer Homes USA, Inc.*	761	11,271
Century Communities, Inc.*	257	11,437
Ethan Allen Interiors, Inc.	817	14,927
GoPro, Inc. (Class A Stock)*	2,302	16,091
Green Brick Partners, Inc.*	632	13,759
Hamilton Beach Brands Holding Co. (Class A Stock)	530	9,953
Hooker Furniture Corp.	394	11,926
KB Home	266	9,363
La-Z-Boy, Inc.	333	12,334
Legacy Housing Corp.*	711	10,594
Lifetime Brands, Inc.	1,129	15,208
M/I Homes, Inc.*	227	10,317
MDC Holdings, Inc.	219	10,571
Meritage Homes Corp.*	96	8,654
Taylor Morrison Home Corp. (Class A Stock)*	409	10,340
TRI Pointe Group, Inc.*	580	10,138
Turtle Beach Corp.*	581	10,859
Universal Electronics, Inc.*	273	14,376

		212,118

Household Products 0.3%

Central Garden & Pet Co. *	276	11,051
Central Garden & Pet Co. (Class A Stock)*	294	10,846
Oil-Dri Corp. of America	286	9,847

		31,744

Independent Power & Renewable Electricity Producers 0.3%

Atlantic Power Corp.*	5,079	10,463
Brookfield Renewable Corp. (Class A Stock)	186	14,722

		25,185

Industrial Conglomerates 0.1%

Raven Industries, Inc.	470	11,853

PGIM QMA Strategic Alpha Small-Cap Value

ETF Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Insurance 3.4%

Ambac Financial Group, Inc.*	812	$11,888
American Equity Investment Life Holding Co.	486	12,772
Argo Group International Holdings Ltd. (Bermuda)	272	10,660
CNO Financial Group, Inc.(a)	658	14,002
Crawford & Co. (Class A Stock)	1,511	11,106
Donegal Group, Inc. (Class A Stock)	723	10,108
Employers Holdings, Inc.	332	10,129
Enstar Group Ltd. (Bermuda)*	67	12,682
FedNat Holding Co.	1,482	8,358
Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	1,564	12,058
HCI Group, Inc.	203	10,586
Heritage Insurance Holdings, Inc.	986	10,195
Horace Mann Educators Corp.	279	11,138
Independence Holding Co.	284	11,198
Investors Title Co.	77	13,090
National Western Life Group, Inc. (Class A Stock)	54	10,048
NI Holdings, Inc.*	625	10,688
ProAssurance Corp.	702	11,169
ProSight Global, Inc.*	902	11,501
Protective Insurance Corp. (Class B Stock)	724	10,346
Safety Insurance Group, Inc.	148	10,545
Selective Insurance Group, Inc.	206	12,735
State Auto Financial Corp.	739	11,100
Stewart Information Services Corp.	238	9,965
Third Point Reinsurance Ltd. (Bermuda)*	1,476	14,081
Tiptree, Inc.	2,062	10,496
Trean Insurance Group, Inc.*	805	11,471
United Fire Group, Inc.	497	10,869
United Insurance Holdings Corp.	1,585	7,022
Universal Insurance Holdings, Inc.	714	9,967

		331,973

Interactive Media & Services 0.4%

Cars.com, Inc.*	1,280	14,298
DHI Group, Inc.*	4,833	9,279
QuinStreet, Inc.*	653	11,653

		35,230

Internet & Direct Marketing Retail 0.4%

Duluth Holdings, Inc. (Class B Stock)*	809	11,892
Groupon, Inc. (Class A Stock)*	432	13,029
Lands’ End, Inc.*	711	17,733

		42,654

IT Services 1.0%

Information Services Group, Inc.*	4,857	14,668
KBR, Inc.	437	12,135
ManTech International Corp. (Class A Stock)	147	11,315
Perspecta, Inc.	530	11,883
ServiceSource International, Inc.*	7,097	10,929
StarTek, Inc.*	1,831	14,318
Sykes Enterprises, Inc.*	303	11,402
Unisys Corp.*	939	13,691

		100,341

Description	Shares	Value

COMMON STOCKS (Continued)
Leisure Products 0.5%

American Outdoor Brands, Inc.*	742	$10,303
Escalade, Inc.	552	10,637
Johnson Outdoors, Inc. (Class A Stock)	114	9,530
Smith & Wesson Brands, Inc.	663	10,449
Sturm Ruger & Co., Inc.	166	10,166

		51,085

Life Sciences Tools & Services 0.1%

Harvard Bioscience, Inc.*	3,207	12,571

Machinery 4.0%

Alamo Group, Inc.	106	14,386
Albany International Corp. (Class A Stock)	203	13,912
Altra Industrial Motion Corp.	274	15,552
Astec Industries, Inc.(a)	193	11,194
Blue Bird Corp.*	901	14,785
CIRCOR International, Inc.*	372	12,302
Columbus McKinnon Corp.	312	11,790
Eastern Co. (The)	533	11,779
EnPro Industries, Inc.	178	12,604
ESCO Technologies, Inc.	120	11,868
Federal Signal Corp.	345	10,705
Franklin Electric Co., Inc.	176	11,896
Gencor Industries, Inc.*	928	11,192
Helios Technologies, Inc.	267	13,144
Hillenbrand, Inc.	365	13,677
Hurco Cos., Inc.	354	10,553
L.B. Foster Co. (Class A Stock)*	821	11,954
Luxfer Holdings PLC (United Kingdom)	804	12,084
Lydall, Inc.*	584	16,002
Manitowoc Co., Inc. (The)*	1,225	13,610
Mayville Engineering Co., Inc.*	1,157	12,750
Miller Industries, Inc.	351	11,720
Mueller Industries, Inc.	374	12,252
Mueller Water Products, Inc. (Class A Stock)	982	11,656
Park-Ohio Holdings Corp.	650	18,259
Rexnord Corp.	347	13,016
SPX Corp.*	246	12,603
Standex International Corp.	174	13,130
Terex Corp.	540	16,740
TriMas Corp.*	420	11,227

		388,342

Marine 0.5%

Costamare, Inc. (Monaco)	1,790	12,852
Genco Shipping & Trading Ltd.	1,533	11,559
Safe Bulkers, Inc. (Monaco)*	9,801	11,761
SEACOR Holdings, Inc.*	344	11,428

		47,600

Media 2.2%

AMC Networks, Inc. (Class A Stock)(a)*	427	14,078
Boston Omaha Corp. (Class A Stock)*	629	14,580
comScore, Inc.*	5,197	13,252

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Media (cont’d.)

Emerald Holding, Inc.	4,594	$19,570
Entercom Communications Corp. (Class A Stock)	6,555	15,929
Entravision Communications Corp. (Class A Stock)	7,796	22,608
Fluent, Inc.*	4,020	13,829
Gray Television, Inc.*	727	12,839
Hemisphere Media Group, Inc. (Class A Stock)*	1,162	12,503
Meredith Corp.	807	16,423
MSG Networks, Inc. (Class A Stock)*	1,036	12,577
Saga Communications, Inc. (Class A Stock)	520	11,830
Scholastic Corp.	494	11,718
TEGNA, Inc.	891	12,839
Tribune Publishing Co.	875	10,570

		215,145

Metals & Mining 1.2%

Alcoa Corp.*	910	18,109
Caledonia Mining Corp. PLC (South Africa)	584	8,427
Commercial Metals Co.	496	9,875
Haynes International, Inc.	577	12,227
Olympic Steel, Inc.	886	13,148
Ryerson Holding Corp.*	1,771	19,021
Schnitzer Steel Industries, Inc. (Class A Stock)	516	13,220
SunCoke Energy, Inc.	2,940	13,230
Worthington Industries, Inc.	270	13,964

		121,221

Mortgage Real Estate Investment Trusts (REITs) 2.7%

Anworth Mortgage Asset Corp.	5,914	12,715
Apollo Commercial Real Estate Finance, Inc.	1,014	10,931
Arbor Realty Trust, Inc.	866	11,535
Ares Commercial Real Estate Corp.	1,114	12,410
Arlington Asset Investment Corp. (Class A Stock)	3,636	11,671
ARMOUR Residential REIT, Inc.	995	10,527
Capstead Mortgage Corp.	1,806	10,168
Cherry Hill Mortgage Investment Corp.	1,078	9,767
Chimera Investment Corp.	1,192	12,230
Colony Credit Real Estate, Inc.	2,025	14,701
Dynex Capital, Inc.	705	12,415
Ellington Financial, Inc.	849	12,226
Ellington Residential Mortgage REIT	887	10,821
Granite Point Mortgage Trust, Inc.	1,500	13,890
Great Ajax Corp.	1,216	12,063
KKR Real Estate Finance Trust, Inc.	603	10,993
Ladder Capital Corp. (Class A Stock)	1,407	12,832
MFA Financial, Inc.	3,702	13,697
New York Mortgage Trust, Inc.	3,898	13,701
PennyMac Mortgage Investment Trust	610	10,431
Redwood Trust, Inc.	1,338	11,574
TPG RE Finance Trust, Inc.	1,191	12,351

		263,649

Multiline Retail 0.1%

Big Lots, Inc.	232	11,987

Description	Shares	Value

COMMON STOCKS (Continued)
Multi-Utilities 0.3%

Black Hills Corp.	180	$10,950
NorthWestern Corp.	210	12,180
Unitil Corp.	265	10,833

		33,963

Oil, Gas & Consumable Fuels 2.2%

Ardmore Shipping Corp. (Ireland)	3,419	11,317
Bonanza Creek Energy, Inc.*	525	11,587
Comstock Resources, Inc.*	2,203	10,729
CONSOL Energy, Inc.*	2,199	11,633
DHT Holdings, Inc. (Bermuda)	1,928	9,852
Diamond S Shipping, Inc.*	1,540	10,595
Dorian LPG Ltd.*	1,279	13,979
Falcon Minerals Corp.	4,100	9,430
Frontline Ltd. (Norway)	1,615	10,094
Golar LNG Ltd. (Bermuda)*	1,698	15,452
International Seaways, Inc.	716	12,093
NACCO Industries, Inc. (Class A Stock)	544	14,552
Nordic American Tankers Ltd. (Norway)	2,974	9,487
Overseas Shipholding Group, Inc. (Class A Stock)*	5,266	10,532
Penn Virginia Corp.*	1,092	9,850
Renewable Energy Group, Inc.(a)*	220	12,777
Scorpio Tankers, Inc. (Monaco)	933	10,767
W&T Offshore, Inc.(a)*	5,686	11,144
World Fuel Services Corp.	469	13,329

		219,199

Paper & Forest Products 0.5%

Boise Cascade Co.	271	11,721
Neenah, Inc.	264	12,807
Schweitzer-Mauduit International, Inc.	357	12,416
Verso Corp. (Class A Stock)	1,265	13,675

		50,619

Personal Products 0.2%

Edgewell Personal Care Co.*	371	12,892
Nature’s Sunshine Products, Inc.*	928	11,535

		24,427

Pharmaceuticals 0.6%

ANI Pharmaceuticals, Inc.*	371	10,967
Endo International PLC (Ireland)*	3,216	16,337
Lannett Co., Inc.*	1,747	10,762
Prestige Consumer Healthcare, Inc.*	292	10,386
Supernus Pharmaceuticals, Inc.*	495	10,544

		58,996

Professional Services 1.4%

ASGN, Inc.*	153	11,962
Barrett Business Services, Inc.	193	12,875
BG Staffing, Inc.	1,177	15,007
CBIZ, Inc.*	457	11,069
CRA International, Inc.	260	11,921
Heidrick & Struggles International, Inc.	520	13,572
ICF International, Inc.	162	11,734
Insperity, Inc.	159	13,594

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Professional Services (cont’d.)

Kelly Services, Inc. (Class A Stock)	609	$12,460
Mistras Group, Inc.*	2,633	13,744
Resources Connection, Inc.	876	10,608

		138,546

Real Estate Management & Development 1.2%

CTO Realty Growth, Inc.	251	10,251
Cushman & Wakefield PLC*	983	14,647
Forestar Group, Inc.*	556	10,820
FRP Holdings, Inc.*	247	11,310
Kennedy-Wilson Holdings, Inc.	668	10,674
Marcus & Millichap, Inc.*	358	12,834
Newmark Group, Inc. (Class A Stock)	2,382	16,722
RE/MAX Holdings, Inc. (Class A Stock)	326	10,204
Realogy Holdings Corp.*	1,079	13,282
Tejon Ranch Co.*	691	9,902

		120,646

Road & Rail 0.5%

ArcBest Corp.	328	13,746
Heartland Express, Inc.	539	9,961
Universal Logistics Holdings, Inc.	493	10,604
Werner Enterprises, Inc.	237	9,478

		43,789

Semiconductors & Semiconductor Equipment 1.5%

Alpha & Omega Semiconductor Ltd.*	786	19,524
Ambarella, Inc.*	198	15,470
Amkor Technology, Inc.*	912	13,443
Axcelis Technologies, Inc.*	462	12,465
Cohu, Inc.	584	16,580
Diodes, Inc.*	194	13,184
NeoPhotonics Corp.*	1,695	13,661
Onto Innovation, Inc.*	319	14,103
Photronics, Inc.*	957	11,091
Rambus, Inc.(a)*	683	10,737
Synaptics, Inc.*	127	9,877

		150,135

Software 1.2%

Asure Software, Inc.*	1,400	10,836
Cloudera, Inc.*	948	11,073
Ebix, Inc.(a)	457	15,543
MicroStrategy, Inc. (Class A Stock)*	68	23,308
SecureWorks Corp. (Class A Stock)*	905	10,217
Telenav, Inc.*	2,755	13,086
Verint Systems, Inc.*	223	12,702
Xperi Holding Corp.	894	17,058

		113,823

Specialty Retail 2.7%

Aaron’s Holdings Co., Inc.	178	11,201
America’s Car-Mart, Inc.*	118	12,331
Asbury Automotive Group, Inc.*	105	11,841
Buckle, Inc. (The)(a)	495	13,276
Cato Corp. (The) (Class A Stock)	1,273	10,260

Description	Shares	Value

COMMON STOCKS (Continued)
Specialty Retail (cont’d.)

Citi Trends, Inc.	412	$13,963
Conn’s, Inc.*	954	10,575
Group 1 Automotive, Inc.	116	13,782
Haverty Furniture Cos., Inc.	504	13,719
Hibbett Sports, Inc.*	267	10,990
Lumber Liquidators Holdings, Inc.*	473	13,660
MarineMax, Inc.*	390	12,808
ODP Corp. (The)	558	15,998
Rent-A-Center, Inc.	369	12,480
Sally Beauty Holdings, Inc.*	1,135	13,052
Shoe Carnival, Inc.(a)	301	11,007
Sleep Number Corp.*	213	14,780
Sonic Automotive, Inc. (Class A Stock)	252	10,176
Tilly’s, Inc. (Class A Stock)	1,603	14,635
Winmark Corp.	60	10,800
Zumiez, Inc.*	362	13,427

		264,761

Technology Hardware, Storage & Peripherals 0.1%

Super Micro Computer, Inc.*	354	9,986

Textiles, Apparel & Luxury Goods 1.7%

Fossil Group, Inc.*	1,657	17,564
G-III Apparel Group Ltd.*	753	15,339
Kontoor Brands, Inc.	435	18,126
Lakeland Industries, Inc.*	546	10,822
Movado Group, Inc.	932	15,779
Oxford Industries, Inc.	257	14,338
Rocky Brands, Inc.	409	11,861
Steven Madden Ltd.	525	16,522
Superior Group of Cos, Inc.	451	9,805
Unifi, Inc.*	794	12,021
Vera Bradley, Inc.*	1,580	13,398
Wolverine World Wide, Inc.	395	11,400

		166,975

Thrifts & Mortgage Finance 3.8%

Axos Financial, Inc.*	434	14,539
Bridgewater Bancshares, Inc.*	1,003	11,805
ESSA Bancorp, Inc.	833	13,178
Flagstar Bancorp, Inc.	352	12,334
FS Bancorp, Inc.	247	13,215
Hingham Institution for Savings (The)	56	12,271
Home Bancorp, Inc.	415	11,641
HomeStreet, Inc.	397	12,843
Kearny Financial Corp.	1,392	13,767
Luther Burbank Corp.	1,228	12,071
Meta Financial Group, Inc.	558	18,470
Northfield Bancorp, Inc.	1,119	12,455
OP Bancorp	1,741	12,709
PCSB Financial Corp.	797	12,202
PDL Community Bancorp*	1,178	12,840
PennyMac Financial Services, Inc.	176	10,145

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2020 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)

Premier Financial Corp.	578	$11,970
Provident Bancorp, Inc.	1,329	13,423
Provident Financial Services, Inc.	828	12,975
Prudential Bancorp, Inc.	981	12,782
Riverview Bancorp, Inc.	2,579	13,617
Security National Financial Corp. (Class A Stock)*	1,580	12,656
Southern Missouri Bancorp, Inc.	392	11,842
Territorial Bancorp, Inc.	501	11,177
Timberland Bancorp, Inc.	601	14,322
TrustCo Bank Corp. NY	1,930	11,715
Waterstone Financial, Inc.	673	11,821
Western New England Bancorp, Inc.	1,710	11,423
WSFS Financial Corp.	362	13,803

		370,011

Tobacco 0.1%

Universal Corp.	225	10,240

Trading Companies & Distributors 2.1%

Applied Industrial Technologies, Inc.	188	14,745
Beacon Roofing Supply, Inc.*	335	12,191
CAI International, Inc.	373	11,805
DXP Enterprises, Inc.*	618	13,015
Foundation Building Materials, Inc.*	636	12,237
General Finance Corp.*	1,527	12,430
GMS, Inc.*	424	13,241
Herc Holdings, Inc.*	263	15,065
NOW, Inc.*	2,046	11,417
Rush Enterprises, Inc.,
(Class A Stock)	307	11,767
(Class B Stock)	349	11,862
Systemax, Inc.	441	13,570
Titan Machinery, Inc.*	786	14,360
Triton International Ltd. (Bermuda)	258	11,677
Veritiv Corp.*	765	14,214
WESCO International, Inc.*	236	15,392

		208,988

Water Utilities 0.3%

Artesian Resources Corp. (Class A Stock)	300	11,091
California Water Service Group	216	10,687
Consolidated Water Co. Ltd. (Cayman Islands)	958	10,500

		32,278

Wireless Telecommunication Services 0.1%

Spok Holdings, Inc.	1,070	10,518

TOTAL LONG-TERM INVESTMENTS (cost $8,838,204)		9,742,747

Description	Shares	Value

SHORT-TERM INVESTMENTS 3.9%
AFFILIATED MUTUAL FUND 3.3%
PGIM Institutional Money Market Fund (cost $327,972; includes $327,920 of cash collateral for securities on loan)(b)(w)	328,155	328,023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS (Continued)
TIME DEPOSIT 0.6%
BNP Paribas (France) (cost $60,985)	0.010%	12/01/20	61	$60,985
TOTAL SHORT-TERM INVESTMENTS (cost $388,957)				389,008

TOTAL INVESTMENTS 103.2% (cost $9,227,161)				10,131,755

Liabilities in excess of other assets (3.2)%				(316,228)
NET ASSETS 100.0%				$9,815,527

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $300,924; cash collateral of $327,920 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).